Securities Act File No. 33-69724
                    Investment Company Act File No. 811-8056

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.
Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
Amendment No. 24

                        (Check appropriate box or boxes)

                            MMA PRAXIS MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (800) 977-2947

                               Anthony Zacharski
                                  Dechert LLP
                             90 State House Square
                          Hartford, Connecticut 06103
                    (Name and Address of Agent for Service)

                                   COPIES TO:
                                 Jay S. Fitton
                      Integrated Investment Services, Inc.
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b)
|_| on (Date) pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on (Date) pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2)
|X| on May 1, 2007 pursuant to paragraph (a)(2)

MMA PRAXIS
MUTUAL FUNDS

PROSPECTUS
MAY 1, 2007

GROWTH INDEX FUND
SMALL CAP FUND

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this         MMA Praxis Growth Index Fund
important section which       MMA Praxis Small Cap Fund
summarizes each Fund's
investments, risks, past
performance and fees

             INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
                                AND RELATED RISKS

Review this section           Criteria for socially responsible
for details on each           investing
Fund's investment             MMA Praxis Growth Index Fund
strategies and risks          MMA Praxis Small Cap Fund
                              Investment risks -- Risk factors:
                              All Funds
                              Disclosure of portfolio holdings

                             SHAREHOLDER INFORMATION

Review this section           Pricing of Fund shares
for details on how            Purchasing and adding to your shares
shares are valued,            Selling your shares
how to purchase, sell         General policies on selling shares
and exchange shares           Market timing and excessive trading
and related charges,          Distribution arrangements/sales
market timing and             charges
excessive trading policies    Exchanging your shares
and procedures, and           MMA Praxis Individual Retirement
payments of dividends         Account (IRA)
and distributions             Savings incentive match plans for
                              employees(Simple IRA Plans)
                              403(b)(7) Defined Contribution Plan
                              Directed dividends
                              Automatic voluntary charitable
                              contributions to the Mennonite
                              Foundation
                              Charitable Gift Option
                              Dividends, distributions and taxes

                                 FUND MANAGEMENT

Review this section           The investment adviser
for details on the            Portfolio managers
people and organizations      Legal proceedings
who oversee the Funds         The distributor and administrator
                              Capital structure

                                   BACK COVER

                              --    Where to learn more about the Funds

================================================================================
MMA PRAXIS GROWTH INDEX FUND
================================================================================

INVESTMENT OBJECTIVES         The Growth Index Fund seeks capital
                              appreciation.

PRINCIPAL INVESTMENT          The Fund maintains a portfolio of stocks
STRATEGIES                    intended to parallel the investment performance of
                              the U.S. large cap growth equities market, while incorporating socially responsible investing criteria. The Fund employs an index management strategy designed to track the performance of the MMA Growth Index. The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the MMA Growth
                              Index without owning all of the stocks in the MMA
                              Growth Index.

                            GROWTH INDEX CONSTRUCTION

                              The MMA Growth Index is a custom index calculated by Morgan Stanley Capital International Inc. ("MSCI") based on stocks screened by MMA from the MSCI US Prime Market Growth Index. The MSCI US Prime Market Growth Index represents the growth companies (defined using earnings growth projections, current earnings growth, and historical earnings and sales growth) of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.

      STEWARDSHIP INVESTING

      The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:

      -     Respecting the dignity and value of all people

      -     Building a world at peace and free from violence

      -     Demonstrating a concern for global justice

      -     Exhibiting responsible management practices

      -     Supporting and involving communities

      -     Practicing environmental stewardship

PRINCIPAL INVESTMENT          Because the value of the Fund's investments
RISKS                         will fluctuate with market conditions, so will the
                              value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

WHO MAY WANT TO               Consider investing in the Fund if you are:
INVEST?                       -     Investing for a long-term goal such as
                                    retirement (five-year investment horizon)
                              -     Looking to add a growth component to your
                                    portfolio
                              -     Willing to accept higher risks of investing
                                    in the stock market in exchange for
                                    potentially higher long term returns

                              This Fund will not be appropriate for anyone:
                              -     Seeking monthly income
                              - Pursuing a short-term goal or investing emergency reserves
                              -     Seeking safety of principal

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has been in operation for one calendar year.

                                FEES AND EXPENSES

                              SHAREHOLDER FEES
                              (FEES PAID DIRECTLY FROM         A        B
                              YOUR INVESTMENT)                 SHARES   SHARES
                              --------------------------------------------------
                              Maximum sales charge (load)
                              imposed on purchases             5.25%(1) None
                              --------------------------------------------------
                              Maximum deferred sales
                              charge (load)                    None     4.00%(2)
                              --------------------------------------------------
                              Redemption and exchange fee(3)   2.00%    2.00%
                              --------------------------------------------------
                              ANNUAL FUND OPERATING EXPENSES
                              EXPENSES THAT ARE DEDUCTED       A        B
                              FROM FUND ASSETS)                SHARES   SHARES
                              Management fees                  0.30%    0.30%
                              --------------------------------------------------
                              Distribution and Service
                              (12b-1) fees(4)                  0.50%    1.00%
                              --------------------------------------------------
                              Other expenses(5)                0.99%    0.99%
                              --------------------------------------------------
                              Total Annual Fund Operating
                              Expenses(5)                      1.79%    2.29%
                              --------------------------------------------------
                              Fee waivers and/or expenses
                              reimbursements(5)                0.75%    0.70%
                              --------------------------------------------------
                              Net expenses(6)                  1.04%    1.59%
                              --------------------------------------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over five years starting with year one and ending in year six as follows: 4%, 4%, 3%, 2%, 1%.

(3) Charged only to shares redeemed or exchanged within 30 days from purchase. Please see pages __ and __ for more information.

(4) 0.25% and 0.20% of 12b-1 fees of the Class A Shares and Class B Shares, respectively, are currently being waived by the Distributor. These fee waivers may be terminated or changed at any time without notice by the Distributor.

(5) Other expenses, total annual fund operating expenses and fee waivers and/or expense reimbursements are based on estimated amounts for the current fiscal year.

(6) The Adviser has entered into an expense limitation agreement with respect to the Growth Index Fund until December 31, 2007, pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, legal fees, costs relating to such services and extraordinary expenses) to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 0.94% and 1.49% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 0.94% and 1.49%, respectively, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Index Fund.

Use this table to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      -     $10,000 investment

      -     5% annual return

      -     redemption at the end of each period

      - no changes in the Fund's operating expenses. Please note that the Example assumes the Net expenses for the first 8 months of year 1, and the gross Total Annual Fund Operating Expenses on the previous page for the last 4 months of year 1 and years 2 and 3.

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                    EXAMPLE

--------------------------------------------------------------------------------
                                                  1                    3
GROWTH INDEX FUND                                YEAR                YEARS
--------------------------------------------------------------------------------
Class A Shares                                   $649                $1013
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                           $585                $ 971
--------------------------------------------------------------------------------
   Assuming no Redemption                        $185                $ 671
--------------------------------------------------------------------------------

================================================================================
MMA PRAXIS SMALL CAP FUND
================================================================================

INVESTMENT OBJECTIVES

                              The objective of the Small Cap Fund is to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT          The Fund attempts to achieve its objectives
STRATEGIES                    by primarily choosing investments that the
                              Sub-adviser believes are likely to have
                              above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances, at least 80% of its net assets
                              (plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market values at the time of investment of less than $2 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

                              The Sub-adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Sub-adviser's primary approach to equity-related investing has two distinct but complementary components. First, the Sub-adviser seeks to identify high quality companies based on various financial and fundamental criteria. Companies meeting these criteria will exhibit most of the following characteristics:

                              o     Consistently high profitability levels;

                              o     Strong balance sheet quality;

                              o     Prominent market share positions;

                              o Ability to generate excess cash flow after capital expenditures;

                              o Management with a significant ownership stake in the company; and

                              o     Under-valuation based upon various
                                    quantitative criteria.

                              The Sub-adviser also invests in companies whose assets it has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. Both quantitative and qualitative factors are analyzed in identifying high quality companies as well as undervalued companies.

      STEWARDSHIP INVESTING

      The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:

      -     Respecting the dignity and value of all people

      -     Building a world at peace and free from violence

      -     Demonstrating a concern for global justice

      -     Exhibiting responsible management practices

      -     Supporting and involving communities

      -     Practicing environmental stewardship

PRINCIPAL INVESTMENT          Small capitalization companies may not have the
RISKS                         size, resources or other assets of large
                              capitalization companies. These small
                              capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

WHO MAY WANT TO               Consider investing in the Fund if you are:
INVEST?                       -     Investing for a long-term goal such as
                                    retirement (five-year investment horizon)
                              -     Willing to accept higher risks of investing
                                    in the stock market in exchange for
                                    potentially higher long term returns

                              This Fund will not be appropriate for anyone:
                              -     Seeking monthly income
                              - Pursuing a short-term goal or investing emergency reserves
                              -     Seeking safety of principal

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has been in operation for one calendar year.

                                FEES AND EXPENSES

                              SHAREHOLDER FEES
                              (FEES PAID DIRECTLY FROM YOUR    A        B
                              INVESTMENT)                      SHARES   SHARES
                              --------------------------------------------------
                              Maximum sales charge (load)
                              imposed on purchases             5.25%(1)  None
                              --------------------------------------------------
                              Maximum deferred sales
                              charge (load)                    None     4.00%(2)
                              --------------------------------------------------
                              Redemption and exchange fee(3)   2.00%    2.00%
                              --------------------------------------------------
                              ANNUAL FUND OPERATING EXPENSES
                              (EXPENSES THAT ARE DEDUCTED      A        B
                              FROM FUND ASSETS)                SHARES   SHARES
                              Management fees                  0.85%    0.85%
                              --------------------------------------------------
                              Distribution and Service
                              (12b-1) fees(4)                  0.50%    1.00%
                              --------------------------------------------------
                              Other expenses(5)                1.04%    1.04%
                              --------------------------------------------------
                              Total Annual Fund Operating
                              Expenses(5)                      2.39%    2.89%
                              --------------------------------------------------
                              Fee waivers and/or expenses
                              reimbursements(5)                0.86%    0.71%
                              --------------------------------------------------
                              Net expenses(6)                  1.53%    2.18%
                              --------------------------------------------------

(1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."

(2) The Fund imposes a back-end sales charge (load) on Class B Shares if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge ("CDSC"). The CDSC declines over five years starting with year one and ending in year six as follows: 4%, 4%, 3%, 2%, 1%.

(3) Charged only to shares redeemed or exchanged within 30 days from purchase. Please see pages __ and __ for more information.

(4) 0.25% and 0.10% of 12b-1 fees of the Class A Shares and Class B Shares, respectively, are currently being waived by the Distributor. These fee waivers may be terminated or changed at any time without notice by the Distributor.

(5) Other expenses, total annual fund operating expenses and fee waivers and/or expense reimbursements are based on estimated amounts for the current fiscal year.

(6) The Adviser has entered into an expense limitation agreement with respect to the Small Cap Fund until December 31, 2007, pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, legal fees, costs relating to such services and extraordinary expenses) to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares of the Fund to 1.45% and 2.10% of the Fund's average daily net assets, respectively. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class A Shares and the Class B Shares to exceed 1.45% and 2.10%, respectively, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.

Use this table to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

      -     $10,000 investment

      -     5% annual return

      -     redemption at the end of each period

      - no changes in the Fund's operating expenses. Please note that the Example assumes the Net expenses for the first 8 months of year 1, and the gross Total Annual Fund Operating Expenses on the previous page for the last 4 months of year 1 and years 2 and 3.

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                     EXAMPLE

--------------------------------------------------------------------------------
                                                         1                   3
SMALL CAP FUND                                          YEAR               YEARS
--------------------------------------------------------------------------------
Class A Shares                                         $ 700               $1179
--------------------------------------------------------------------------------
Class B Shares
   Assuming Redemption                                 $ 645               $1150
--------------------------------------------------------------------------------
   Assuming no Redemption                              $ 245               $ 850
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

CRITERIA FOR SOCIALLY RESPONSIBLE INVESTING

Although Praxis is a word more commonly used in theological circles than in the context of mutual funds and finance, MMA Capital Management ("MMA" or the "Adviser") believes that it captures the essence of the investment philosophy of MMA Praxis Mutual Funds (the "Company"). Praxis refers to a way of joining belief and action. It holds that faith detached from works is merely escapism.

The goal of the Company is to join beliefs with deeds, using the tools of socially responsible investing. The Company is governed by a policy that applies social and financial screens to investment decisions. It is the Company's philosophy that being faithful stewards means using assets God has entrusted to us to promote economic results that are in harmony with ethical beliefs. Accordingly, the Adviser will actively seek ways to promote human well-being, peace and justice through its investment decisions.

When considering an investment, the Adviser analyzes the performance of the issuing company not only for its financial strengths and outlook, but also for the company's performance on social issues. That is based on the tenet that social investing is good business. By utilizing social investing screens, the Company can encourage corporations to be good stewards of their resources, to care for the environment, and to create work environments that benefit both the employees and the shareholders.

Investors should understand, however, that socially responsible investing outside the United States can be more difficult. Countries have quite different laws and regulations governing the securities markets, financial and company disclosure, environment, labor, health and welfare standards and practices. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing screens abroad than it is in the United States. Accordingly, a Fund may unintentionally invest in foreign companies that may engage in a line of business or other practices that do not meet the Fund's social screens. Nevertheless, it is the goal of the Adviser to avoid investment in such companies domestically, and international and foreign investments will be screened to attempt to assure that the Funds' investments are socially responsible based upon the Company's principles. When the Company becomes aware that it has invested in a company that may be engaged in an activity which is inconsistent with the Company's principles, it may first seek to use its influence to change that activity and may eventually determine to sell its investment. The Company is not under any strict time schedule to make a decision to sell such investments.

MMA PRAXIS' STEWARDSHIP INVESTING PHILOSOPHY

Stewardship investing is a philosophy of financial decision-making motivated and informed by social convictions drawn from the 500 year-old Anabaptist-Christian faith tradition. This approach holds in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices.

To carry out this task, the Funds seek to:

      -     Invest in companies that best reflect a set of positive core values.

      - Participate actively in corporate decision-making through shareholder advocacy and direct company dialogue, encouraging positive corporate social practices.

      - Engage in community development investing that widens the door of economic opportunity by empowering disadvantaged individuals and communities through targeted investments.

MMA PRAXIS' STEWARDSHIP INVESTING GUIDELINES

The following core values have been adopted to help guide the evaluation of a company's social performance, as a part of the investment selection process. While few companies may reach these ideals in all aspects of social responsibility, the guidelines articulate the Funds' highest expectations for corporate behavior.

In making investment decisions, the Funds strive to invest in companies that:

1. Respect the dignity and value of all people. Companies are expected to respect and support the basic human rights of all people to practice self-determination; to live free of fear, violence and intimidation; to lead healthy, well-nourished lives; and to have access to adequate shelter and sanitation. In a diverse, global society, we expect that companies will respect the dignity of individuals and ethnic/cultural groups. Companies should treat all people fairly, avoiding discrimination and stereotyping, and should seek to nurture and benefit from diversity in all aspects of corporate activity. We expect that companies will not attempt to benefit from the misfortunes of disadvantaged individuals or communities or from relationships with oppressive political regimes.

2. Build a world at peace and free from violence. We believe that violence, in all its forms, hinders the growth, prosperity and freedom of humankind. It has no place in corporate structures, practice or production. We desire companies to be engaged in products and services that support life -- not those designed to kill, maim or injure. The expansion of the world's military establishments are not productive endeavors for humanity. We will avoid those companies for whom weapons production and military contracting are a focus of their energy, resources and market development. We expect companies to engage in activities that contribute to healthy and peaceful relationships between individuals, communities and nations. We expect companies to value the sanctity of human life, promote alternative forms of conflict resolutions and to commit to efforts that reduce violence and aggression in world culture.

3. Demonstrate a concern for justice in a global society. All people deserve opportunities to participate in social and economic prosperity. We expect companies to provide fair, sustainable compensation for all employees and subcontractors. Corporate efforts should extend opportunities to the disabled, the disadvantaged and marginalized communities. Company behavior should be based on standards higher than minimum legal requirements. We expect products and services to be offered with honesty and without discrimination. Individuals and communities should be involved in issues and decisions that affect their lives. We expect corporations to act on a basis of shared prosperity, recognizing the value and contributions of all stakeholders in creating and sustaining lasting commercial success.

4. Exhibit responsible management practices. We expect a company to operate in an honest, trustworthy, compassionate and responsible manner. We desire transparency and openness about company policies, finances and behavior. We expect companies to value and empower all employees and to take all reasonable steps to ensure their health and safety. The company should respect workers' rights to communicate with management, organize and bargain collectively. We expect companies to negotiate and communicate in good faith and deal fairly and respectfully with all stakeholders. The company should engage in responsible resource management and obey or exceed all relevant laws for environmental concerns, safety and public disclosure. Companies should employ sound practices of corporate governance, including board independence, board and executive compensation and structural integrity. It is our desire for companies to avoid unnecessary litigation and to pursue alternatives where possible. We expect companies to be aggressively engaged in the marketplace, yet be respectful of their competitors and values-centered in their decision-making.

5. Support and involve communities. Communities -- within a workforce, around company facilities or representing various ethnic, cultural or political groups -- contribute directly and indirectly to the success of corporate endeavors. We believe a company is responsible to contribute its people, expertise and resources to the support and development of these communities. Companies should actively, creatively and aggressively engage in corporate charitable giving. Employee volunteerism, community involvement and personal charitable giving should also be encouraged. We expect communities will be included in decision-making on issues that affect them. Investments should be made that add value to local workforces, living environments and community infrastructures. We expect companies to consider the impact their products and production methods have on efforts to build healthy, productive communities. To this end, we will avoid companies materially engaged in alcohol and tobacco production and in the gaming industry.

6. Practice environmental stewardship. The natural environment is a finite resource, the inheritance of future generations and a gift from God. We expect companies to respect the limits of our natural resources and to work toward environmental sustainability. Companies should "reduce, reuse and recycle," pursue cleaner and more efficient production methods and bear a deep concern for the welfare of animals, minimizing animal testing, wherever possible. We value a company's involvement in the environmental technology and services arena. We expect companies to engage in honest, transparent environmental reporting, to support respected environmental principles and to publicly promote the value of the environment.

Consistent with the foregoing investment criteria for socially responsible investing, the Board of Trustees of the Company has authorized the Funds to make certain types of community development investments. These consist of investments in local community-oriented investment programs which are intended to provide economic growth and opportunity in areas deemed suitable for investments of this type. The objective of such community development investments is to foster sustainable social and economic well-being through the use of targeted investments.

In connection with these community development investments, the Funds have received from the Securities and Exchange Commission an exemptive order that permits each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of the Adviser, MMA Community Development Investments, Inc. ("MMA-CDI"). MMA-CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts in this area primarily through the sale to investors of interests in certain investments pools that it has established (the "CDI-Notes"). Assets raised through such offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees, is permitted to invest up to 3% of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the then-prevailing market rate and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investments-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund's goals for stewardship investment at the community level.

You can find more information on the Funds' Stewardship Investing Guidelines and related activities by visiting the MMA Praxis website at:
http://www.mmapraxis.com.

================================================================================
MMA PRAXIS GROWTH INDEX FUND
================================================================================

TICKER SYMBOL:  CLASS A _____                    CLASS B _____

INVESTMENT OBJECTIVE

The primary investment objective of the Growth Index Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating socially responsible investing criteria. The Fund employs an index management strategy designed to track the performance of the MMA Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that make up the MMA Growth Index. The Fund invests primarily in equity securities and utilizes "indexing" techniques to approximate the performance of the MMA Growth Index.

Consistent with the Growth Index Fund's investment objective, the Fund:

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

- may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

- may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

-     may invest in other investment companies.

The Fund is operated pursuant to an exclusion from the definition of "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA.

The Fund may invest, to a limited extent, in stock index futures contracts. To track its target index, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

- To simulate equity-like returns for the portion of the Fund invested in MMA-CDI fixed income notes; and

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Growth Index Fund will receive at least 60 days' prior notice of any changes to the Fund's 80% investment policy as described above.

================================================================================
MMA PRAXIS SMALL CAP FUND
================================================================================

TICKER SYMBOL:  CLASS A _____                    CLASS B _____

INVESTMENT OBJECTIVES

The primary investment objective of the Small Cap Fund is to maximize long- term capital appreciation.

POLICIES AND STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those companies having less than $2 billion in assets) which, in the Adviser's view, provide products and services that are consistent with the Company's socially responsible criteria.

Consistent with the Small Cap Fund's investment objective, the Fund:

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

- may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

- may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

-     may invest in other investment companies.

The Fund is operated pursuant to an exclusion from the definition of "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA. The Fund may invest, to a limited extent, in stock index futures contracts. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

- To simulate equity-like returns for the portion of the Fund invested in MMA-CDI fixed income notes; and

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Sub-Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Small Cap Fund will receive at least 60 days' prior notice of any changes to the Fund's 80% investment policy as described above.

INVESTMENT RISKS -- RISK FACTORS: ALL FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international political or economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

- Company Risk: Company risk refers to the risk that the market value of the Fund's investments in common stock can vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which a Fund invests largely determines the Fund's long-term performance.

- Financial Services Risk: Financial services risk refers to the risk of investing a significant portion of a Fund's assets in the financial services sector. Risks of investing in the financial services sector include: (i) REGULATORY ACTIONS: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) CHANGES IN INTEREST RATES: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii) UN-DIVERSIFIED LOAN PORTFOLIOS: financial services companies whose securities a Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) COMPETITION: the financial services sector has become increasingly competitive.

- Headline Risk: Headline risk refers to the risk that publicity may adversely effect the value of an investment. When consistent with a Fund's investment strategy, investment selections may include companies with expanding earnings at value prices. A Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While portfolio managers research companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.

- Selection Risk: Selection risk refers to the risk that the securities selected for the Funds may underperform the S&P 500(R) Index or other funds with similar investment objectives and strategies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Growth Index Fund and the Small Cap Fund will disclose their complete month-end portfolio holdings on the Funds' website at http://www.mmapraxis.com no earlier than five business days after the end of each month. If there are material changes to the Funds' portfolio holdings during a given month, the portfolio holdings list will be updated on the website as soon as reasonably practicable. The monthly portfolio holdings list will remain on the website until quarterly reports are filed with the Securities and Exchange Commission ("SEC").

A description of the Funds' policies and procedures regarding the disclosure of portfolio holdings is available in the SAI.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

--------------------------------------------------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                          ---------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for Class A Shares and Class B Shares.

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges," calculated after your order is accepted by the Fund.

Each Fund's securities, other than short-term debt obligations, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method approved by the Funds' Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

BUSINESS DAYS DEFINED

A business day for the Funds is generally a day that the New York Stock Exchange is open for business. The Exchange and the Funds will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by 4:00 p.m. Eastern Time and may have an earlier cut-off time for purchase and sale requests. Such investment representatives may designate other entities to receive purchase and redemption orders on behalf of the Funds. Consult your investment representative for specific information.

All purchases must be in U.S. dollars. No cash, money orders, traveler's checks, credit card checks, or counter checks will be accepted. Certain starter and third party checks may not be accepted for initial purchases. In addition, the Funds may refuse to accept certain other forms of payment at their discretion. If your check is returned for insufficient funds or uncollected funds, you will be responsible for any resulting loss or fees incurred by the Funds or the Distributor in the transaction.

--------------------------------------------------------------------------------
CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your investment representative will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your investment representative are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. In the event of fraud or wrongdoing, your assets will not be redeemable, and the account will be frozen.

                                                  MINIMUM          MINIMUM
                                                  INITIAL         SUBSEQUENT
ACCOUNT TYPE                                     INVESTMENT       INVESTMENT
--------------------------------------------------------------------------------
CLASS A AND CLASS B
   Regular (non-retirement)                          $500             $50
--------------------------------------------------------------------------------
   Retirement                                        $500             $50
--------------------------------------------------------------------------------
   Automatic Investment Plan                         $ 50             $50
--------------------------------------------------------------------------------

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it to be in the best interest of the Fund and its shareholders.

The Funds reserve the right to reject any order for purchase or exchange into a Fund that may have an adverse impact on such Fund's long-term shareholders and/or that appears to indicate short-term trading activity.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.    Make check or bank draft payable to "MMA Praxis Mutual Funds."

3.    Mail to: MMA Praxis Mutual Funds
               P.O. Box 5356 Cincinnati,
               Ohio 45201-5356.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

Include the following information on a piece of paper:
      -     Fund name and Class A or Class B
      -     Amount invested
      -     Account name
      -     Account number

      Include your account number on your check.

2.    Mail to: MMA Praxis Mutual Funds
               P.O. Box 5356
               Cincinnati, Ohio 45201-5356.

--------------------------------------------------------------------------------
AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

BY OVERNIGHT SERVICE

Please call 1-800-9-PRAXIS for mailing instructions.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-9-PRAXIS. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-9-PRAXIS to arrange a transfer from your bank account.

BY WIRE TRANSFER

Note: Your bank may charge a wire transfer fee.

For initial investment:

Please call 1-800-9-PRAXIS for a confirmation number, instructions for returning your completed application and wiring instructions.

You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days' notice.

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds and the MMA Praxis Shares of the Pax World Money Market Fund, Inc. (the "Money Market Fund"), distributed by Reich & Tang Distributors, Inc. (which is offered through a separate prospectus)from your bank account. Automatic investments can be as little as $50 (see page 45 for more information about investment minimums).

To invest regularly from your bank account:

1. Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
      -     Your bank name, address and account number;
      -     The amount you wish to invest automatically (minimum $50); and
      - How often you want to invest (twice a month, every month, four times a year, twice a year or once a year).

2.    Attach a voided personal check.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH). ACH transactions usually clear within 2 to 3 days, but may take up to 8 days to clear. When an electronic purchase is made through the ACH, it may be subject to a three day escrow hold.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B Shares, because Class A Shares have lower distribution expenses. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

--------------------------------------------------------------------------------
SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund's transfer agent. Your proceeds will be reduced by any applicable redemption fee. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

Call 1-800-9-PRAXIS (1-800-977-2947) between 8:30 a.m. and 7:00 p.m. Eastern
Time, on days the Funds are open for business, with instructions as to how you wish to receive your funds (i.e., by mail, wire, electronic transfer).

BY MAIL

1. Call 1-800-9-PRAXIS to request redemption forms or write a letter of instruction indicating:
      -     your Fund and account number
      -     amount you wish to redeem
      -     address where your check should be sent
      -     account owner signature

2.    Mail to: MMA Praxis Mutual Funds
               P.O. Box 5356
               Cincinnati, Ohio 45201-5356.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is known as redeeming shares or a redemption of shares. A redemption fee may apply to shares held less than 30 days.

--------------------------------------------------------------------------------
BY OVERNIGHT SERVICE

Please call 1-800-9-PRAXIS for mailing instructions.

Note: A $10.00 overnight mail fee may be charged to your account.

WIRE TRANSFER

You must indicate this option on your application.

Call 1-800-9-PRAXIS to request a wire transfer. If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

AUTOMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account monthly, quarterly, semi-annually or annually. The minimum withdrawal is $50. To activate this feature:
      - Make sure you've checked the appropriate box on the Account Application, or call 1-800-9-PRAXIS; and
      -     Include a voided personal check.

No CDSC will be assessed on redemptions made in accordance with this feature that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly and quarterly redemptions will not be subject to a CDSC if they do not exceed 1% or 3%, respectively, of an account's net asset value on the redemption date. Any redemptions in accordance with this feature in excess of this limit are still subject to the applicable CDSC.

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemptions in writing in the following situations:

1. Redemptions from Individual Retirement Accounts ("IRAs"), 403(b) accounts and other retirement plans.

2. Redemptions requiring a signature guarantee. The following circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud. We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a "Medallion Program." The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

      -     The redemption proceeds are over $50,000.
      - The redemption proceeds are to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee).
      -     The check is not being mailed to the address on your account.
      -     The check is not being made payable to the owner of the account.
      - The redemption proceeds are being transferred to another Fund account with a different registration.
      - The redemption proceeds are being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption. Contact the Distributor for requirements.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have been taken, the Transfer Agent will not be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares with a bank wire. Certified checks are also subject to a 15-day escrow hold.

DELAYED REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations(for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares, net of any CDSC. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE DIVIDEND DISTRIBUTION, CAPITAL GAIN AND REDEMPTION CHECKS

For any shareholder who chooses to receive dividend and/or capital gain distributions in cash, if the dividend distribution and/or capital gain checks(1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future dividend and/or capital gain distributions are reinvested in your account. Additionally, all dividend distribution, capital gain distribution and redemption checks that remain uncashed for six months will be canceled and the money reinvested in the shareholder's account at the current NAV.

FEE FOR SHORT-TERM REDEMPTIONS OR EXCHANGES

A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See "Market Timing and Excessive Trading -- Redemption Fee" below.

CLOSING OF SMALL ACCOUNTS

If your Fund account falls below $500 due to your redemptions, the Fund may ask you to increase your balance. If it is still below $500 after 60 days after notification, the Fund may notify you and close your account and send you the proceeds at the current NAV.

MARKET TIMING AND EXCESSIVE TRADING

Market timing may interfere with the management of a Fund's portfolio and result in increased costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage short term trading or to compensate the Funds for costs associated with it.

REDEMPTION FEE

The Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations described below. This fee does not apply to shares acquired via dividend reinvestment, shares held in most qualified retirement plans that are established as omnibus accounts or managed by a third-party administrator, shares sold through a systematic withdrawal plan, non-discretionary rebalancing programs, redemptions requested within 30 days following the death or disability of the shareholder, or certain omnibus accounts where it is impractical to impose the fee. The fee will be limited to the extent that any shares that are not subject to the fee (e.g., shares acquired via a dividend reinvestment) are sold or exchanged first. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Funds, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. For purposes of determining whether the redemption fee applies, the Funds will use different methodologies for A- and B-share accounts. A-share accounts will exchange or redeem the longest-held shares first. For B-share accounts, shares will be exchanged or redeemed based on the Funds' CDSC schedule. The Funds' CDSC-exempt shares will be exchanged or redeemed first, followed by those with the lowest CDSC. This methodology may cause shares that are subject to the short-term redemption fee to be exchanged or redeemed first. This redemption fee is in addition to any CDSC that may be applicable at the time of the sale.

RESTRICTION AND REJECTION OF PURCHASE OR EXCHANGE ORDERS

The Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. The Funds reserve the right to delay, for up to one business day, the processing of exchange requests in the event that, in a Fund's judgment, such delay would be in the Fund's best interest, in which case, both the redemption and purchase will be processed at the conclusion of the delay period.

The Funds' policy imposing redemption fees applies uniformly to all investors. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis, the Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

IMPORTANT NOTICE TO FINANCIAL INTERMEDIARIES

The Funds require that you identify yourself if you are a financial intermediary that establishes omnibus accounts in the Funds for your customers. If you do not identify yourself and a Fund determines that you are a financial intermediary, the Fund has the right to refuse future purchases from you and will apply its Market Timing Policy to your account(s) or may close your account immediately and send you the proceeds computed at the current NAV.

RISKS PRESENTED BY EXCESSIVE TRADING PRACTICES

Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund's investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund's investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund's shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges. This prospectus, which includes sales load breakpoint information, is available on the Funds' website at http://www.mmapraxis.com. In addition, a description of such sales load breakpoints and ways to qualify for reduced sales charges is provided on the website.

                              CLASS A                     CLASS B(1)
Sales Charge (Load)           Front-end sales             No front-end sales
                              charge; reduced sales       charge. A contingent
                              charges available.(2)       deferred sales charge
                                                          (CDSC) may be imposed
                                                          on shares redeemed
                                                          prior to the fifth
                                                          anniversary of
                                                          purchase. Maximum
                                                          single investment is
                                                          $100,000.
                              -------------------------------------------------
Distribution and Service      Subject to annual           Subject to annual
(12b-1) Fee                   distribution and            distribution and
                              shareholder servicing       shareholder servicing
                              fees of up to 0.50% of      fees of up to 1.00%
                              each Fund's total           of each Fund's
                              assets.                     assets.
                              -------------------------------------------------
Fund Expenses                 Lower annual expenses       Higher annual expenses
                              than Class B Shares.        than Class A Shares.
--------------------------------------------------------------------------------
(1) Converts to Class A Shares after nine years from the first business day of the month after purchase, thus reducing future annual expenses.
(2) You may incur a CDSC on shares redeemed within two years of a purchase of $1 million or more.

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A Shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

FOR THE GROWTH INDEX FUND AND THE SMALL CAP FUND

---------------------------------------------------------------------------------------------------------
                                         SALES CHARGE           SALES CHARGE            DEALER ALLOWANCE
                                         AS A % OF              AS A % OF YOUR          AS A % OF
Your Investment                          OFFERING PRICE         NET INVESTMENT          OFFERING PRICE
---------------------------------------------------------------------------------------------------------
CLASS A

Less than $50,000                        5.25%                  5.54%                   4.75%
---------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000           4.00%                  4.17%                   3.50%
---------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000          3.00%                  3.09%                   2.50%
---------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000          2.00%                  2.04%                   1.50%
---------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000        1.50%                  1.52%                   1.00%
---------------------------------------------------------------------------------------------------------
$1,000,000 and above(1)                  0.00%                  0.00%                   0.00%
---------------------------------------------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or up to 0.50% if redeemed in the second year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

CLASS B SHARES

Class B Shares of the Funds are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your shares of a Fund before the fifth anniversary of purchase, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions. The Funds reserve the right to reject an order of $100,000 or more in Class B Shares.

                           YEARS           CDSC AS A % OF
                           SINCE           DOLLAR AMOUNT
                         PURCHASE        SUBJECT TO CHARGE
                         --------        -----------------
                            0-1                4.00%
                            1-2                4.00%
                            2-3                3.00%
                            3-4                2.00%
                            4-5                1.00%
                         more than 5           None

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 100 shares at $10 a share (for a total cost of $1,000). Three years later, the shares have a net asset value of $12 per share and during that time the investor acquired 10 additional shares through dividend reinvestment. If the investor then makes one redemption of 50 shares (resulting in proceeds of $600, 50 shares X $12 per share), the first 10 shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 shares redeemed, the contingent deferred sales charge is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such investor received from selling his or her shares will be subject to the contingent deferred sales charge, at a rate of 3.00% (the applicable rate in the third year after purchase).

Class B Shares, and any dividends and distributions paid on such shares, automatically convert to Class A Shares after nine years from the first business day of the month after purchase. If you purchased Class B Shares of one Fund that you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The conversion from Class B Shares to Class A Shares is not considered a taxable event for Federal income tax purposes. After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares that will increase your investment return compared to the Class B Shares.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more in any class of shares. Your investment in the Money Market Fund, however, is excluded from the investment required to qualify for a reduced sales charge. In addition, you may qualify for reduced sales charges under the following circumstances:

- Letter of Intent. You inform the Funds in writing that you intend to purchase enough shares of any class over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent, not including appreciation, dividends and capital gains.

- Rights of Accumulation. When the value of shares of any class you already own plus the amount you invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

- Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members at the same address (spouse and children under 21) to achieve reduced sales charges. Shareholders must instruct the Fund in writing to have the household accounts combined in order to qualify for the Combination Privilege.

To obtain such discounts, it is necessary at the time of purchase for a shareholder to inform the Fund or Financial Intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet these sales load breakpoints.

SALES CHARGE WAIVERS

The following qualify for waivers of Class A Shares front-end sales charges and Class B Shares CDSC:

      1. following the death or disability (as defined in the Statement of Additional Information) of a Shareholder (CDSC Waiver);

      2. to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70 1/2 (CDSC Waiver);

      3. for accounts owned by Trustees of the Company, officers, directors, employees and retired employees of the Adviser and its affiliates, and spouses and children under the age of 21 of each of the foregoing;

      4. for accounts owned by employees (and their spouses and children under the age of 21, and their employed staff) of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Funds;

      5. to the extent that the redemption is involuntary (CDSC Waiver);

      6. for accounts owned by all MMA Capital Management, Mennonite Foundation and MMA Trust Company investment advisory accounts and other affiliates of the Adviser;

      7. for investment advisors or financial planners who place trades for their own accounts or the accounts of their clients, and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent: such accounts include retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401, 403(b) or 457 of the Internal Revenue Code and "rabbi trusts";

      8. provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan feature, subject to the limitation set forth under "Auto Withdrawal Plan", above, (CDSC Waiver);

      9. for accounts owned by employees of firms that have entered into an agreement to offer the Funds as part of their retirement or deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401, 403(b) or 457 of the Internal Revenue Code administered by third-party plan administrators on behalf of plan participants; and

      10. for investment of proceeds from redemptions from another mutual fund complex within 90 days after redemption, provided you had paid a front-end sales charge when acquiring those shares.

For items 1 and 2 above, shareholders must notify the Distributor either directly or through their broker-dealers, at the time of purchase or redemption, that they are entitled to a waiver of the sales charge or CDSC. For Items 3, 4, 6, 7, 9 and 10 above, shareholders must notify the Distributor directly, AT THE TIME OF PURCHASE, that they are entitled to a waiver of the sales charge or CDSC. The waiver will be granted subject to confirmation of the investor's situation. For Item 7 above, sales load waivers do not apply to any fees imposed on redemptions or exchanges. Please see pages 52 and 53 for more information.

The Distributor and the Adviser, at their expense and from their legitimate profits, may provide compensation to dealers in connection with sales of Shares of a Fund. Shares sold subject to the waiver of the sales charges are not eligible for the payment of such compensation.

The Distributor may provide additional compensation to securities dealers in an amount up to 0.75% of the offering price of Class A Shares, as applicable, of the Funds for individual sales of $1 million to $5 million and 0.50% of the offering price of Class A Shares, as applicable, for individual sales over $5 million.

REINSTATEMENT PRIVILEGE

If you have sold Class A Shares or Class B Shares of a Fund and decide to reinvest in the same class of the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an on-going basis, and will increase the cost of your investment. A portion of the 12b-1 fees for certain classes of the Funds is currently being waived by the Distributor. See "Fees and expenses" tables for the Funds for additional information.

The 12b-1 fees vary by share class as follows:

- Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.25% for distribution.

- Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

- The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

      Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

EXCHANGING YOUR SHARES

INSTRUCTIONS FOR EXCHANGING SHARES

You can exchange your shares in one Fund for shares of another Fund, including the MMA Praxis Shares of the Money Market Fund (which is offered through a separate prospectus), usually without paying additional sales charges (see "Notes" below). Shares held less than 30 days may incur a fee upon exchange. Please see page 51 regarding "Fee for short-term redemptions or exchanges". Exchanges between Class A and Class B are prohibited, except for those shareholders who qualify for sales charge waivers, as outlined on pages __ and __ of this prospectus. Otherwise, if you are a Class B shareholder and wish to purchase Class A Shares of the same Fund or another Fund, you will be required to pay any applicable front-end sales charge (for the purchase of Class A Shares) and CDSC (for the selling of Class B Shares). However, as discussed above, Class B Shares of a Fund held for nine years will automatically be converted into Class A Shares of the same Fund. The Money Market Fund is offered in Class A only. Anyone who wishes to exchange Class B Shares of another Fund for the Money Market Fund must redeem their Class B Fund Shares, pay all applicable CDSC charges and purchase the Money Market Fund shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Exchanges may be made by sending a written request to MMA Praxis Mutual Funds P.O. Box 5356 Cincinnati, Ohio 45201-5356, or by calling 1-800-9-PRAXIS. Please provide the following information:

      -     Your name and telephone number

      -     The exact name on your account and account number

      -     Taxpayer identification number (usually your Social Security number)

      -     Dollar value or number of shares to be exchanged

      - The name of the Fund from which the exchange is to be made and the account number

      - The name of the Fund into which the exchange is being made. If this is an existing account, please provide the account number.

See "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you may pay the difference.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

MMA PRAXIS INDIVIDUAL RETIREMENT ACCOUNT (IRA)

An MMA Praxis IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. MMA Praxis IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis. MMA Praxis offers the following types of IRAs:

      - Traditional               - Coverdell Education Savings Account
      - Roth                      - Simplified Employee Pension (SEP).

A SEP/IRA may be established on a group basis by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions into IRAs on behalf of all eligible employees.

All MMA Praxis IRA distribution requests must be made in writing to the Funds. Any additional deposits to an MMA Praxis IRA must distinguish the type and year of the contribution.

For more information on an MMA Praxis IRA, or to request an MMA Praxis IRA application, call the Funds at 1-800-9-PRAXIS, or visit the Funds' website at http://www.mmapraxis.com to download applications and forms. Shareholders are advised to consult a tax advisor regarding IRA contribution and withdrawal requirements and restrictions.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA PLANS)

An MMA Praxis SIMPLE IRA Plan gives employers the ability to offer tax-deferred IRA accounts to their employees that are funded with salary reduction contributions and employer matching or non-elective contributions.

403(b)(7) DEFINED CONTRIBUTION PLAN

An MMA Praxis 403(b)(7) Defined Contribution Plan offers employers that are tax-exempt organizations the ability to establish tax-deferred accounts for their employees that also permit salary reduction contributions.

DIRECTED DIVIDENDS

A shareholder with an account having a current market value of at least $5,000 may elect to have all income dividends and capital gains distributions reinvested in one of the Company's other Funds (provided the other Fund is maintained at its minimum required balance). The entire directed dividend (100%) must be reinvested into the other Fund if this option is chosen. This option is available only to the same shareholder involving Funds with the same shareholder registration.

The Directed Dividend Option may be modified or terminated by the Funds at any time after notice to the participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Funds.

AUTOMATIC VOLUNTARY CHARITABLE CONTRIBUTIONS TO THE MENNONITE FOUNDATION

The Mennonite Foundation, Inc. was organized as a not-for-profit, public foundation in 1952 and received 501(c)(3) tax status in 1953. The Foundation's primary purposes are to facilitate the missions of church institutions through a wide range of planned giving and asset management services, and to provide stewardship education seminars in church and other settings.

In keeping with the socially responsible objectives of the Funds, Fund shareholders may elect to make automatic, voluntary contributions of all or a percentage of their income dividends and/or capital gains to The Mennonite Foundation, Inc. In order to make such an election, shareholders must elect to receive income dividends and/or capital gain distributions in cash. Shareholders may indicate their desire to contribute by completing the appropriate section of the account application regarding dividend elections. In order to qualify for the automatic charitable contributions plan, shareholders are required to maintain a minimum balance of $10,000 in the account from which voluntary contributions are made.

The Foundation will manage contributions received from shareholders in the Foundation's "Charitable Gift Fund," under current operating procedures. A shareholder may advise the Foundation, with respect to their contributions, as to the identity of desired charitable distributees and the possible timing and amounts of distributions. The Charitable Gift Fund has a minimum distribution amount of $100. The Foundation retains legal and equitable control of the Charitable Gift Fund and follows a published list of guidelines when determining whether to make a distribution. Shareholders with an account balance under $10,000 may also participate in The Mennonite Foundation Charitable Gift Fund by making contributions directly to the Foundation.

In 2006, the Foundation disbursed approximately $__ million to church and charitable organizations. Contributions to the Foundation are charitable contributions and, subject to tax law limitations, are tax deductible on the itemized tax return of the contributor. Shareholders who contribute to the Foundation will receive an annual report of Foundation activities during the year.

The directors of the Foundation serve in a voluntary capacity and are not paid directly or indirectly for their service to the Foundation, except for expenses associated with directors' meetings. The Foundation and the Adviser share a common board of directors and also have certain officers in common.

You may obtain additional information, including the operating procedures of the Charitable Gift Fund, by writing to The Mennonite Foundation, 1110 N. Main Street, P.O. Box 483, Goshen, Indiana, 46528.

CHARITABLE GIFT OPTION

The Charitable Gift Option allows certain shareholders of the Funds to designate all or any portion of their accounts to automatically be transferred to a church or charitable organization at the death of the shareholder. To participate in the Charitable Gift Option, shareholders should call 1-800-9-PRAXIS for more information and to receive the necessary enrollment forms. For a shareholder to change the Charitable Gift Option instructions or to discontinue the feature, a written request must be sent to the Funds. It shall be the responsibility of the shareholder to ascertain the tax-exempt qualification of a receiving organization. Neither the Company, the Adviser, nor the Distributor will verify the qualifications of any receiving organizations or issue any charitable receipts. An investor should consult with his or her own tax counsel and estate planner as to the availability and tax and probate consequences of this feature of the Funds under applicable state or federal law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Growth Index Fund and Small Cap Fund are usually paid semiannually. Capital gains, if any, for all Funds are distributed at least annually.

Dividends and other distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax advisor about the particular consequences to you of investing in the Funds.

FUND MANAGEMENT

THE INVESTMENT ADVISER

MMA, 1110 North Main Street, Goshen, Indiana 46528, is the investment adviser for the Funds. The Adviser, which is a separate corporate entity controlled by the board of directors of Mennonite Mutual Aid, Inc., is a registered investment adviser with the SEC. As of December 31, 2006, the Adviser had over $________ in assets under management, primarily through management of large accounts for individuals and institutions, which amount excludes the assets managed by the Adviser for the Funds.

MMA has retained Luther King Capital Management ("Luther King" or the "Sub-Adviser") as investment sub-adviser to the Small Cap Fund. The main offices of Luther King are located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102. As of December 31, 2006, Luther King had over ______in assets under management.

MMA makes the day-to-day investment decisions for the Growth Index Fund, and oversees the Sub-Adviser's investments for the the Small Cap Fund. In addition, MMA continuously reviews, supervises and administers each Fund's investment program, and is responsible for directing the "Stewardship Investing" aspects of each Fund's program. For these advisory services, the Funds will pay the following fees based on a percentage of average net assets:

--------------------------------------------------------------------------------
GROWTH INDEX FUND                                              0.30%
--------------------------------------------------------------------------------
SMALL CAP FUND                                                 0.85%
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

GROWTH INDEX FUND

CHAD HORNING, CFA(R)

- Chad Horning is manager of the Growth Index Fund. He began at MMA as an equity analyst in 1999. Prior to joining MMA, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, DC. He received a BA in Economics from Goshen College in 1991 and an MA in Economics from the University of Maryland in 1996. Chad earned the Chartered Financial Analyst(R) (CFA)(R) designation in 2001.

SMALL CAP FUND

J. LUTHER KING, JR., CFA(R)

- J. Luther King, Jr. is a principal and the founder of Luther King Capital Management. He has been managing investment portfolios since 1963 and is co-manager of the Small Cap Fund. Prior to establishing Luther King, Luther was a senior investment officer for Shareholders Management Company (now AIG) and a director of Lionel D. Edie & Company (now part of J.P. Morgan Chase & Co.). He received his B.S.C. and M.B.A. degrees from Texas Christian University.

STEVEN R. PURVIS, CFA(R)

- Steven R. Purvis is a principal of Luther King Capital Management and a portfolio manager with twenty years of experience. After joining Luther King in 1996 as an equity analyst, Steve became the Director of Research and is co-manager of the Small Cap Fund. Prior to joining Luther King, Steve was an analyst with Waddell & Reed, Inc. and Roulston Research Corporation. He received his B.S. from the University of Missouri, Columbia and his M.B.A. from the University of Missouri, Kansas City.

The SAI has more detailed information about MMA, Luther King and other service providers, as well as additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the applicable Fund.

THE DISTRIBUTOR AND ADMINISTRATOR

IFS Fund Distributors, Inc. ("IFS") is the Funds' distributor and Integrated Investment Services, Inc. ("Integrated") is the Funds' administrator. The address of IFS and Integrated is 303 Broadway, Suite 1100, Cincinnati, OH 45202.

CAPITAL STRUCTURE

MMA Praxis Mutual Funds was organized as a Delaware business trust on September 30, 1993, and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders will each be liable for all obligations of a Fund in which they hold shares. However, the risk of a shareholder incurring financial loss on account of liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders will contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their most recently completed fiscal year. (1)

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER THAT SELLS THE FUNDS, OR BY CONTACTING THE FUNDS AT:

                  MMA PRAXIS MUTUAL FUNDS
                  P.O. BOX 5356
                  CINCINNATI, OHIO 45201-5356
                  TELEPHONE: 1-800-9-PRAXIS
                  INTERNET: http://www.mmapraxis.com(2)

You can review and get copies of the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

-     Free from the Commission's website at http://www.sec.gov.

(1) Performance information specific to the Class A and B Shares of the Growth Index Fund and the Small Cap Fund may not be included as the Class A and B Shares of these Funds were made available to shareholders as of May 1, 2007.

(2)   The Funds' website is not a part of this prospectus.

Investment Company Act file no. 811-08056

MMA Praxis Mutual Funds
P.O. Box 5356
Cincinnati, OH 45201-5356

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MMA Praxis Mutual Funds
                                              Class I Shares

                                              Prospectus
                                              MAY 1, 2007

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES
HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION NOR
HAS THE SECURITIES AND EXCHANGE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

                                              Growth Index Fund
                                              Small Cap Fund
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this         MMA Praxis Praxis Growth Index Fund
important section which       MMA Praxis Praxis Small Cap Fund
summarizes each Fund's
investments, risks, past
performance and fees

                   INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT
                          STRATEGIES AND RELATED RISKS

Review this section           Criteria for socially responsible investing
for details on each           MMA Praxis Praxis Growth Index Fund
Fund's investment             MMA Praxis Small Cap Fund
strategies and risks          Investment risks -- Risk factors: All Funds
                              Disclosure of portfolio holdings

                             SHAREHOLDER INFORMATION

Review this section           Pricing of Fund shares
for details on how            Purchasing and adding to your shares
shares are valued,            Selling your shares
how to purchase, sell         General policies on selling shares
and exchange shares           Market timing and excessive trading
and related charges,          Exchanging your shares
market timing and             Directed dividends
excessive trading policies    Automatic voluntary charitable contributions
and procedures, and           to the Mennonite Foundation
payments of dividends         Charitable Gift Option
and distributions             Dividends, distributions and taxes

                                 FUND MANAGEMENT

Review this section           The investment adviser
for details on the            Portfolio managers
people and organizations      Legal proceedings
who oversee the Funds         The distributor and administrator
                              Capital structure

                                   BACK COVER

                              --    Where to learn more about the Funds

================================================================================
MMA PRAXIS GROWTH INDEX FUND
================================================================================

INVESTMENT OBJECTIVES

The Growth Index Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating socially responsible investing criteria. The Fund employs an index management strategy designed to track the performance of the MMA Growth Index. The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the MMA Growth Index without owning all of the stocks in the MMA Growth Index.

GROWTH INDEX CONSTRUCTION

The MMA Growth Index is a custom index calculated by Morgan Stanley Capital International Inc. ("MSCI") based on stocks screened by MMA from the MSCI US Prime Market Growth Index. The MSCI US Prime Market Growth Index represents the growth companies (defined using earnings growth projections, current earnings growth, and historical earnings and sales growth) of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.

STEWARDSHIP INVESTING

The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:

      -     Respecting the dignity and value of all people
      -     Building a world at peace and free from violence
      -     Demonstrating a concern for global justice
      -     Exhibiting responsible management practices
      -     Supporting and involving communities
      -     Practicing environmental stewardship

PRINCIPAL INVESTMENT RISKS

Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund is also subject to investment style risk, which is the possibility that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a long-term goal such as retirement (five-year investment horizon)

-     Looking to add a growth component to your portfolio

- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for anyone:

-     Seeking monthly income

-     Pursuing a short-term goal or investing emergency reserves

-     Seeking safety of principal

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES

MMA PRAXIS GROWTH INDEX FUND

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has been in operation for one calendar year.

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Growth Index Fund.

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                           None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                       None
--------------------------------------------------------------------------------
Redemption and exchange fee(1)                                             2.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.30%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) fees                                      None
--------------------------------------------------------------------------------
Other expenses(2)                                                          0.99%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                                    1.29%
--------------------------------------------------------------------------------
Fee waivers and/or expenses reimbursement(2)                               0.50%
--------------------------------------------------------------------------------
Net expenses(3)                                                            0.79%
--------------------------------------------------------------------------------

(1) Charged only to shares redeemed or exchanged within 30 days from purchase. Please see pages __ and __ for more information.

(2) Other expenses, total annual fund operating expenses and fee waivers and/or expense reimbursements are based on estimated amounts for the current fiscal year.

(3) The Adviser has entered into an expense limitation agreement with respect to the Growth Index Fund until December 31, 2007, pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, legal fees, costs relating to such services and extraordinary expenses) to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class I Shares of the Fund to 0.69% of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class I Shares to exceed 0.69%, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Use this table to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-     $10,000 investment

-     5% annual return

-     redemption at the end of each period

-     no changes in the Fund's operating expenses.

Please note that the Example assumes the Net expenses for the first 8 months of year 1, and the gross Total Annual Fund Operating Expenses on the previous page for the last 4 months of year 1 and years 2 and 3.

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Example

--------------------------------------------------------------------------------
                                                          1             3
Growth Index Fund                                       Year          Years
--------------------------------------------------------------------------------
Class I Shares                                          $98            $376
--------------------------------------------------------------------------------

================================================================================
MMA PRAXIS SMALL CAP FUND
================================================================================

INVESTMENT OBJECTIVES

The objective of the Small Cap Fund is to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund attempts to achieve its objectives by primarily choosing investments that the Sub-adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. Smaller companies are those with market values at the time of investment of less than $2 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.

The Sub-adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Sub-adviser's primary approach to equity-related investing has two distinct but complementary components. First, the Sub-adviser seeks to identify high quality companies based on various financial and fundamental criteria. Companies meeting these criteria will exhibit most of the following characteristics:

o     Consistently high profitability levels;
o     Strong balance sheet quality;
o     Prominent market share positions;
o     Ability to generate excess cash flow after capital expenditures;
o     Management with a significant ownership stake in the company; and
o     Under-valuation based upon various quantitative criteria.

The Sub-adviser also invests in companies whose assets it has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. Both quantitative and qualitative factors are analyzed in identifying high quality companies as well as undervalued companies.

STEWARDSHIP INVESTING

The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:

      -     Respecting the dignity and value of all people
      -     Building a world at peace and free from violence
      -     Demonstrating a concern for global justice
      -     Exhibiting responsible management practices
      -     Supporting and involving communities
      -     Practicing environmental stewardship

PRINCIPAL INVESTMENT RISKS

Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:

- Investing for a long-term goal such as retirement (five-year investment horizon)
- Willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns

This Fund will not be appropriate for anyone:

-     Seeking monthly income
-     Pursuing a short-term goal or investing emergency reserves
-     Seeking safety of principal

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus.

RISK/RETURN SUMMARY AND FUND EXPENSES

MMA PRAXIS SMALL CAP FUND

Performance information is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available once the Fund has been in operation for one calendar year.

This table describes the fees and expenses that you may pay if you buy and hold Class I Shares of the Small Cap Fund

FEES AND EXPENSES

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases                                                       None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                       None
--------------------------------------------------------------------------------
Redemption and exchange fee(1)                                             2.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.85%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) fees                                      None
--------------------------------------------------------------------------------
Other expenses(2)                                                          1.04%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                                    1.89%
--------------------------------------------------------------------------------
Fee waivers and/or expenses reimbursement(2)                               0.61%
--------------------------------------------------------------------------------
Net expenses(3)                                                            1.28%
--------------------------------------------------------------------------------

(1) Charged only to shares redeemed or exchanged within 30 days from purchase. Please see pages __ and __ for more information.

(2) Other expenses, total annual fund operating expenses and fee waivers and/or expense reimbursements are based on estimated amounts for the current fiscal year.

(3) The Adviser has entered into an expense limitation agreement with respect to the Small Cap Fund until December 31, 2007, pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, legal fees, costs relating to such services and extraordinary expenses) to the extent necessary in order to limit the Total Annual Fund Operating Expenses of the Class I Shares of the Fund to 1.20% of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Class I Shares to exceed 1.20% and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Use this table to compare fees and expenses with those of other funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

-     $10,000 investment

-     5% annual return

-     redemption at the end of each period

-     no changes in the Fund's operating expenses.

Please note that the Example assumes the Net expenses for the first 8 months of year 1, and the gross Total Annual Fund Operating Expenses on the previous page for the last 4 months of year 1 and years 2 and 3.

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Example

--------------------------------------------------------------------------------
                                                          1               3
Small Cap Fund                                          Year            Years
--------------------------------------------------------------------------------
Class I Shares                                          $151             $554
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

CRITERIA FOR SOCIALLY RESPONSIBLE INVESTING

Although Praxis is a word more commonly used in theological circles than in the context of mutual funds and finance, MMA Capital Management ("MMA" or the "Adviser")believes that it captures the essence of the investment philosophy of MMA Praxis Mutual Funds (the "Company"). Praxis refers to a way of joining belief and action. It holds that faith detached from works is merely escapism.

The goal of the Company is to join beliefs with deeds, using the tools of socially responsible investing. The Company is governed by a policy that applies social and financial screens to investment decisions. It is the Company's philosophy that being faithful stewards means using assets God has entrusted to us to promote economic results that are in harmony with ethical beliefs. Accordingly, the Adviser will actively seek ways to promote human well-being, peace and justice through its investment decisions.

When considering an investment, the Adviser analyzes the performance of the issuing company not only for its financial strengths and outlook, but also for the company's performance on social issues. That is based on the tenet that social investing is good business. By utilizing social investing screens, the Company can encourage corporations to be good stewards of their resources, to care for the environment, and to create work environments that benefit both the employees and the shareholders.

Investors should understand, however, that socially responsible investing outside the United States can be more difficult. Countries have quite different laws and regulations governing the securities markets, financial and company disclosure, environment, labor, health and welfare standards and practices. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing screens abroad than it is in the United States. Accordingly, a Fund may unintentionally invest in foreign companies that may engage in a line of business or other practices that do not meet the Fund's social screens. Nevertheless, it is the goal of the Adviser to avoid investment in such companies domestically, and international and foreign investments will be screened to attempt to assure that the Funds' investments are socially responsible based upon the Company's principles. When the Company becomes aware that it has invested in a company that may be engaged in an activity which is inconsistent with the Company's principles, it may first seek to use its influence to change that activity and may eventually determine to sell its investment. The Company is not under any strict time schedule to make a decision to sell such investments.

MMA PRAXIS' STEWARDSHIP INVESTING PHILOSOPHY

Stewardship investing is a philosophy of financial decision-making motivated and informed by social convictions drawn from the 500 year-old Anabaptist-Christian faith tradition. This approach holds in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices.

To carry out this task, the Funds seek to:

-     Invest in companies that best reflect a set of positive core values.
- Participate actively in corporate decision-making through shareholder advocacy and direct company dialogue, encouraging positive corporate social practices.
- Engage in community development investing that widens the door of economic opportunity by empowering disadvantaged individuals and communities through targeted investments.

MMA PRAXIS' STEWARDSHIP INVESTING GUIDELINES

The following core values have been adopted to help guide the evaluation of a company's social performance, as a part of the investment selection process. While few companies may reach these ideals in all aspects of social responsibility, the guidelines articulate the Funds' highest expectations for corporate behavior.

In making investment decisions, the Funds strive to invest in companies that:

1. Respect the dignity and value of all people. Companies are expected to respect and support the basic human rights of all people to practice self-determination; to live free of fear, violence and intimidation; to lead healthy, well-nourished lives; and to have access to adequate shelter and sanitation. In a diverse, global society, we expect that companies will respect the dignity of individuals and ethnic/cultural groups. Companies should treat all people fairly, avoiding discrimination and stereotyping, and should seek to nurture and benefit from diversity in all aspects of corporate activity. We expect that companies will not attempt to benefit from the misfortunes of disadvantaged individuals or communities or from relationships with oppressive political regimes.

2. Build a world at peace and free from violence. We believe that violence, in all its forms, hinders the growth, prosperity and freedom of humankind. It has no place in corporate structures, practice or production. We desire companies to be engaged in products and services that support life - not those designed to kill, maim or injure. The expansion of the world's military establishments are not productive endeavors for humanity. We will avoid those companies for whom weapons production and military contracting are a focus of their energy, resources and market development. We expect companies to engage in activities that contribute to healthy and peaceful relationships between individuals, communities and nations. We expect companies to value the sanctity of human life, promote alternative forms of conflict resolutions and to commit to efforts that reduce violence and aggression in world culture.

3. Demonstrate a concern for justice in a global society. All people deserve opportunities to participate in social and economic prosperity. We expect companies to provide fair, sustainable compensation for all employees and subcontractors. Corporate efforts should extend opportunities to the disabled, the disadvantaged and marginalized communities. Company behavior should be based on standards higher than minimum legal requirements. We expect products and services to be offered with honesty and without discrimination. Individuals and communities should be involved in issues and decisions that affect their lives. We expect corporations to act on a basis of shared prosperity, recognizing the value and contributions of all stakeholders in creating and sustaining lasting commercial success.

4. Exhibit responsible management practices. We expect a company to operate in an honest, trustworthy, compassionate and responsible manner. We desire transparency and openness about company policies, finances and behavior. We expect companies to value and empower all employees and to take all reasonable steps to ensure their health and safety. The company should respect workers' rights to communicate with management, organize and bargain collectively. We expect companies to negotiate and communicate in good faith and deal fairly and respectfully with all stakeholders. The company should engage in responsible resource management and obey or exceed all relevant laws for environmental concerns, safety and public disclosure. Companies should employ sound practices of corporate governance, including board independence, board and executive compensation and structural integrity. It is our desire for companies to avoid unnecessary litigation and to pursue alternatives where possible. We expect companies to be aggressively engaged in the marketplace, yet be respectful of their competitors and values-centered in their decision-making.

5. Support and involve communities. Communities -- within a workforce, around company facilities or representing various ethnic, cultural or political groups -- contribute directly and indirectly to the success of corporate endeavors. We believe a company is responsible to contribute its people, expertise and resources to the support and development of these communities. Companies should actively, creatively and aggressively engage in corporate charitable giving. Employee volunteerism, community involvement and personal charitable giving should also be encouraged. We expect communities will be included in decision-making on issues that affect them. Investments should be made that add value to local workforces, living environments and community infrastructures. We expect companies to consider the impact their products and production methods have on efforts to build healthy, productive communities. To this end, we will avoid companies materially engaged in alcohol and tobacco production and in the gaming industry.

6. Practice environmental stewardship. The natural environment is a finite resource, the inheritance of future generations and a gift from God. We expect companies to respect the limits of our natural resources and to work toward environmental sustainability. Companies should "reduce, reuse and recycle," pursue cleaner and more efficient production methods and bear a deep concern for the welfare of animals, minimizing animal testing, wherever possible. We value a company's involvement in the environmental technology and services arena. We expect companies to engage in honest, transparent environmental reporting, to support respected environmental principles and to publicly promote the value of the environment.

Consistent with the foregoing investment criteria for socially responsible investing, the Board of Trustees of the Company has authorized the Funds to make certain types of community development investments. These consist of investments in local community-oriented investment programs which are intended to provide economic growth and opportunity in areas deemed suitable for investments of this type. The objective of such community development investments is to foster sustainable social and economic well-being through the use of targeted investments.

In connection with these community development investments, the Funds have received from the Securities and Exchange Commission an exemptive order that permits each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of the Adviser, MMA Community Development Investments, Inc. ("MMA-CDI"). MMA-CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts in this area primarily through the sale to investors of interests in certain investments pools that it has established (the "CDI-Notes"). Assets raised through such offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees, is permitted to invest up to 3% of its net assets in CDI-Notes. CDI-Notes have certain specific risk factors associated with them. These types of investments offer a rate of return below the then-prevailing market rate and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investments-grade securities. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund's goals for stewardship investment at the community level.

You can find more information on the Funds' Stewardship Investing Guidelines and related activities by visiting the MMA Praxis website at:
http://www.mmapraxis.com.

================================================================================
MMA PRAXIS GROWTH INDEX FUND
================================================================================

TICKER SYMBOL: __

INVESTMENT OBJECTIVE

The primary investment objective of the Growth Index Fund is to seek capital appreciation.

POLICIES AND STRATEGIES

The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap growth equities market, while incorporating socially responsible investing criteria. The Fund employs an index management strategy designed to track the performance of the MMA Growth Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities that make up the MMA Growth Index. The Fund invests primarily in equity securities and utilizes "indexing" techniques to approximate the performance of the MMA Growth Index.

Consistent with the Growth Index Fund's investment objective, the Fund:

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

- may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

- may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

-     may invest in other investment companies.

The Fund is operated pursuant to an exclusion from the definition of "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA.

The Fund may invest, to a limited extent, in stock index futures contracts. To track its target index, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

- To simulate equity-like returns for the portion of the Fund invested in MMA-CDI fixed income notes; and

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Growth Index Fund will receive at least 60 days' prior notice of any changes to the Fund's 80% investment policy as described above.

================================================================================
MMA PRAXIS SMALL CAP FUND
================================================================================

TICKER SYMBOL: __

INVESTMENT OBJECTIVES

The primary investment objective of the Small Cap Fund is to maximize long- term capital appreciation.

POLICIES AND STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those companies having less than $2 billion in assets) which, in the Adviser's view, provide products and services that are consistent with the Company's socially responsible criteria.

Consistent with the Small Cap Fund's investment objective, the Fund:

- invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

- may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

- may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

- may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

- may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

- may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

-     may invest in other investment companies.

The Fund is operated pursuant to an exclusion from the definition of "commodity pool operator" under the CEA and, therefore, is not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA. The Fund may invest, to a limited extent, in stock index futures contracts. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

- To simulate equity-like returns for the portion of the Fund invested in MMA-CDI fixed income notes; and

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Sub-Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Small Cap Fund will receive at least 60 days' prior notice of any changes to the Fund's 80% investment policy as described above.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND RELATED RISKS

INVESTMENT RISKS -- RISK FACTORS: ALL FUNDS

An investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to the following risks:

- Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

- Interest Rate Risk: Interest rate risk refers to the risk that the value of the Funds' fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

- Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.

- Company Risk: Company risk refers to the risk that the market value of the Funds' investments in common stock can vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company's stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which a Fund invests largely determines the Fund's long-term performance.

- Financial Services Risk: Financial services risk refers to the risks of investing a significant portion of a Fund's assets in the financial services sector. Risks of investing in the financial services sector include: (i) Regulatory actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii)Un-diversified loan portfolios: financial services companies whose securities a Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

- Headline Risk: Headline risk refers to the risk that publicity may adversely effect the value of an investment. When consistent with a Fund's investment strategy, investment selections may include companies with expanding earnings at value prices. A Fund may make such investments when a company becomes the center of controversy after receiving adverse media attention. While portfolio managers research companies subject to such contingencies, they cannot be correct every time, and the company's stock may never recover.

- Selection Risk: Selection risk refers to the risk that the securities selected for the Funds may underperform the S&P 500(R)Index or other funds with similar investment objectives and strategies.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Growth Index Fund and the Small Cap Fund will disclose their complete month-end portfolio holdings on the Funds' website at http://www.mmapraxis.com no earlier than five business days after the end of each month. If there are material changes to the Funds' portfolio holdings during a given month, the portfolio holdings list will be updated on the website as soon as reasonably practicable. The monthly portfolio holdings list will remain on the website until quarterly reports are filed with the Securities and Exchange Commission ("SEC").

A description of the Funds' policies and procedures regarding the disclosure of portfolio holdings is available in the SAI.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The NAV per Class I Share is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding Class I Shares of the Fund:

                                      NAV =
                           Total Assets - Liabilities
                          ---------------------------
                          Number of Shares Outstanding
                          ---------------------------

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges", calculated after your order is accepted by the Fund.

Each Fund's securities, other than short-term debt obligations, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method approved by the Funds' Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

BUSINESS DAYS DEFINED

A business day for the Funds is generally a day that the New York Stock Exchange is open for business. The Exchange and the Funds will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Class I Shares of the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by 4:00 p.m. Eastern Time and may have an earlier cut-off time for purchase and sale requests. Such investment representatives may designate other entities to receive purchase and redemption orders on behalf of the Funds. Consult your investment representative for specific information.

All purchases must be in U.S. dollars. No cash, money orders, traveler's checks, credit card checks, or counter checks will be accepted. Certain starter and third party checks may not be accepted for initial purchases. In addition, the Funds may refuse to accept certain other forms of payment at their discretion. If your check is returned for insufficient funds or uncollected funds you will be responsible for any resulting loss or fees incurred by the Funds or the Distributor in the transaction.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. When you open a new account to buy shares of the Funds, the Funds or your investment representative will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. If the Funds or your investment representative are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. In the event of fraud or wrongdoing, your assets will not be redeemable, and the account will be frozen.

--------------------------------------------------------------------------------
                                    MINIMUM INITIAL        MININUM SUBSEQUENT
ACCOUNT TYPE                          INVESTMENT                INVESTMENT
--------------------------------------------------------------------------------
Class I                               $1 million                   N/A
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES (CONTINUED)

A Fund may waive its minimum purchase requirement and the Distributor may reject a purchase order if it considers it to be in the best interest of the Fund and its shareholders.

The Funds reserve the right to reject any order for purchase or exchange into a Fund that may have an adverse impact on such Fund's long-term shareholders and/or that appears to indicate short-term trading activity.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.    Make check or bank draft payable to "MMA Praxis Mutual Funds."

3.    Mail to: MMA Praxis Mutual Funds, P.O. Box 5356, Cincinnati, Ohio
      45201-5356.

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable, include the following information on a piece of paper:

      o     Fund name and Class I

      o     Amount invested

      o     Account name

      o     Account number

      o     Include your account number on your check.

2.    Mail to: MMA Praxis Mutual Funds,
               P.O. Box 5356 Cincinnati,
               Ohio 45201-5356

--------------------------------------------------------------------------------
AVOID 28% TAX WITHHOLDING

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (or "TIN") on your account application.

PURCHASING AND ADDING TO YOUR SHARES (CONTINUED)

BY OVERNIGHT SERVICE

Please call 1-800-9-PRAXIS for mailing instructions.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank.

Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-9-PRAXIS. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-9-PRAXIS to arrange a transfer from your bank account.

BY WIRE TRANSFER

Note: Your bank may charge a wire transfer fee.

For initial investment:

Please call 1-800-9-PRAXIS for a confirmation number, instructions for returning your completed application and wiring instructions.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH). ACH transactions usually clear within 2 to 3 days, but may take up to 8 days to clear. There is generally no fee for ACH transactions. ACH purchases are also subject to three-day escrow hold.

DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund's transfer agent. Your proceeds will be reduced by any applicable redemption fee. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

INSTRUCTIONS FOR SELLING SHARES

BY TELEPHONE (unless you have declined telephone sales privileges)

Call 1-800-9-PRAXIS (1-800-977-2947) between 8:30 a.m. and 7:00 p.m. Eastern
Time, on days the Funds are open for business, with instructions as to how you wish to receive your funds (i.e., by mail, wire, or electronic transfer).

BY MAIL

1. Call 1-800-9-PRAXIS to request redemption forms or write a letter of instruction indicating:

      o     your Fund and account number

      o     amount you wish to redeem

      o     address where your check should be sent

      o     account owner signature

2. Mail to: MMA Praxis Mutual Funds
            P.O. Box 5356 Cincinnati,
            Ohio 45201-5356.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is known as redeeming shares or a redemption of shares. A redemption fee may apply to shares held less than 30 days.

BY OVERNIGHT SERVICE

Please call 1-800-9-PRAXIS for mailing instructions.

Note: A $10.00 overnight mail fee may be charged to your account.

WIRE TRANSFER

You must indicate this option on your application. Call 1-800-9-PRAXIS to request a wire transfer. If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

The following circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud. We accept original signature guarantees from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations participating in a "Medallion Program." The three recognized Medallion Programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (MSP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THESE PROGRAMS WILL NOT BE ACCEPTED.

      o     The redemption proceeds are over $50,000.

      o The redemption proceeds are to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee).

      o     The check is not being mailed to the address on your account.

      o     The check is not being made payable to the owner of the account.

      o The redemption proceeds are being transferred to another Fund account with a different registration.

      o The redemption proceeds are being sent via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request.

      We may require additional documentation of authority when a corporation, partnership, trust, fiduciary, executor or administrator requests a redemption. Contact the Distributor for requirements.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have been taken, the Transfer Agent will not be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a bank wire. Certified checks are also subject to a 15-day escrow hold.

DELAYED REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND

The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

UNDELIVERABLE DIVIDEND DISTRIBUTION, CAPITAL GAIN AND REDEMPTION CHECKS

For any shareholder who chooses to receive dividend and/or capital gain distributions in cash if the dividend distribution and/or capital gain checks(1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future dividend and/or capital gain distributions are reinvested in your account. Additionally, all dividend distribution, capital gain distribution and redemption checks that remain uncashed for six months will be canceled and the money reinvested in the shareholder's account at the current NAV.

FEE FOR SHORT-TERM REDEMPTIONS OR EXCHANGES

A 2.00% redemption fee is generally imposed on redemptions and exchanges within 30 days of purchase. See "Market Timing and Excessive Trading -- Redemption Fee" below.

CLOSING OF SMALL ACCOUNTS

If your Fund account falls below $1,000,000 due to your redemptions, the Fund may ask you to increase your balance. If it is still below $1,000,000 after 60 days after notification, the Fund may notify you and close your account and send you the proceeds computed at the current NAV.

MARKET TIMING AND EXCESSIVE TRADING

Market timing may interfere with the management of a Fund's portfolio and result in increased costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage short term trading or to compensate the Funds for costs associated with it.

REDEMPTION FEE

The Fund will charge a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations described below. This fee does not apply to shares acquired via dividend reinvestment, shares held in most qualified retirement plans that are established as omnibus accounts or managed by a third-party administrator, non-discretionary rebalancing programs, redemptions requested within 30 days following the death or disability of the shareholder, or certain omnibus accounts where it is impractical to impose the fee. The fee will be limited to the extent that any shares that are not subject to the fee (e.g., shares acquired via a dividend reinvestment) are sold or exchanged first. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Funds, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management.

RESTRICTION AND REJECTION OF PURCHASE OR EXCHANGE ORDERS

The Funds reserve the right to restrict or reject, for any reason, without any prior notice, any purchase or exchange order. The Funds reserve the right to delay, for up to one business day, the processing of exchange requests in the event that, in a Fund's judgment, such delay would be in the Fund's best interest, in which case, both the redemption and purchase will be processed at the conclusion of the delay period.

The Funds' policy imposing redemption fees applies uniformly to all investors. However, some financial intermediaries, such as investment advisers, broker-dealers, transfer agents and third-party administrators, maintain omnibus accounts in which they aggregate orders of multiple investors and forward aggregated orders to the Funds. Because the Funds receive these orders on an aggregated basis, the Funds are limited in their ability to detect excessive trading or enforce their market timing policy with respect to those omnibus accounts and investors purchasing and redeeming Fund shares through those accounts.

Important Notice to Financial Intermediaries

The Funds require that you identify yourself if you are a financial intermediary that establishes omnibus accounts in the Funds for your customers. If you do not identify yourself and a Fund determines that you are a financial intermediary, the Fund has the right to refuse future purchases from you and will apply its Market Timing Policy to your account(s) or may close your account immediately and send you the proceeds computed at the current NAV.

RISKS PRESENTED BY EXCESSIVE TRADING PRACTICES

Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund's investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders. For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund's investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund's shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

EXCHANGING YOUR SHARES

INSTRUCTIONS FOR EXCHANGING SHARES

You can exchange your Class I Shares in one Fund for Class I Shares of another Fund. Shares held less than 30 days may incur a fee upon exchange. Please see page __ regarding "Fee for Short-Term Redemptions or Exchanges."

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Exchanges may be made by sending a written request to MMA Praxis Mutual Funds, P.O. Box 5356, Cincinnati, Ohio 45201-5356, or by calling 1-800-9-PRAXIS. Please provide the following information:

      -     Your name and telephone number
      -     The exact name on your account and account number
      -     Taxpayer identification number
      -     Dollar value or number of shares to be exchanged
      - The name of the Fund from which the exchange is to be made and the account number
      - The name of the Fund into which the exchange is being made. If this is an existing account, please provide the account number.

See "Selling your Shares" for important information about telephone transactions.

NOTES ON EXCHANGES

The registration and tax identification numbers of the two accounts must be identical. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

DIRECTED DIVIDENDS

A shareholder with an account having a current market value of at least $1,000,000 may elect to have all income dividends and capital gains distributions reinvested in one of the Company's other Funds (provided the other Fund is maintained at its minimum required balance). The entire directed dividend (100%) must be reinvested into the other Fund if this option is chosen. This option is available only to the same shareholder involving Funds with the same shareholder registration.

The Directed Dividend Option may be modified or terminated by the Funds at any time after notice to the participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Funds.

AUTOMATIC VOLUNTARY CHARITABLE CONTRIBUTIONS TO THE MENNONITE FOUNDATION

The Mennonite Foundation, Inc. was organized as a not-for-profit, public foundation in 1952 and received 501(c)(3) tax status in 1953. The Foundation's primary purposes are to facilitate the missions of church institutions through a wide range of planned giving and asset management services, and to provide stewardship education seminars in church and other settings.

In keeping with the socially responsible objectives of the Funds, Fund shareholders may elect to make automatic, voluntary contributions of all or a percentage of their income dividends and/or capital gains to The Mennonite Foundation, Inc. In order to make such an election, shareholders must elect to receive income dividends and/or capital gain distributions in cash. Shareholders may indicate their desire to contribute by completing the appropriate section of the account application regarding dividend elections. In order to qualify for the automatic charitable contributions plan, shareholders are required to maintain a minimum balance of $10,000 in the account from which voluntary contributions are made.

The Foundation will manage contributions received from shareholders in the Foundation's "Charitable Gift Fund," under current operating procedures. A shareholder may advise the Foundation, with respect to their contributions, as to the identity of desired charitable distributees and the possible timing and amounts of distributions. The Charitable Gift Fund has a minimum distribution amount of $100. The Foundation retains legal and equitable control of the Charitable Gift Fund and follows a published list of guidelines when determining whether to make a distribution. Shareholders with an account balance under $10,000 may also participate in The Mennonite Foundation Charitable Gift Fund by making contributions directly to the Foundation.

In 2005, the Foundation disbursed approximately $38 million to church and charitable organizations. Contributions to the Foundation are charitable contributions and, subject to tax law limitations, are tax deductible on the itemized tax return of the contributor. Shareholders who contribute to the Foundation will receive an annual report of Foundation activities during the year.

The directors of the Foundation serve in a voluntary capacity and are not paid directly or indirectly for their service to the Foundation, except for expenses associated with directors' meetings. The Foundation and the Adviser share a common board of directors and also have certain officers in common.

You may obtain additional information, including the operating procedures of the Charitable Gift Fund, by writing to The Mennonite Foundation, 1110 N. Main Street, P.O. Box 483, Goshen, Indiana, 46528.

CHARITABLE GIFT OPTION

The Charitable Gift Option allows certain shareholders of the Funds to designate all or any portion of their accounts to automatically be transferred to a church or charitable organization at the death of the shareholder. To participate in the Charitable Gift Option, shareholders should call 1-800-9-PRAXIS for more information and to receive the necessary enrollment forms. For a shareholder to change the Charitable Gift Option instructions or to discontinue the feature, a written request must be sent to the Funds. It shall be the responsibility of the shareholder to ascertain the tax-exempt qualification of a receiving organization. Neither the Company, the Adviser, nor the Distributor will verify the qualifications of any receiving organizations or issue any charitable receipts. An investor should consult with his or her own tax counsel and estate planner as to the availability and tax and probate consequences of this feature of the Funds under applicable state or federal law.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Growth Index Fund and Small Cap Fund are usually paid semiannually. Capital gains, if any, for all Funds are distributed at least annually.

Dividends and other distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met.

Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax advisor about the particular consequences to you of investing in the Funds.

FUND MANAGEMENT

THE INVESTMENT ADVISER

MMA, 1110 North Main Street, Goshen, Indiana 46528, is the investment adviser for the Funds. The Adviser, which is a separate corporate entity controlled by the board of directors of Mennonite Mutual Aid, Inc., is a registered investment adviser with the SEC. As of December 31, 2006, the Adviser had over $________ in assets under management, primarily through management of large accounts for individuals and institutions, which amount excludes the assets managed by the Adviser for the Funds.

MMA has retained Luther King Capital Management ("Luther King" or the "Sub-Adviser") as investment sub-adviser to the Small Cap Fund. The main offices of Luther King are located at 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102. As of December 31, 2006, Luther King had over ______in assets under management.

MMA makes the day-to-day investment decisions for the Growth Index Fund, and oversees the Sub-Adviser's investments for the Small Cap Fund. In addition, MMA continuously reviews, supervises and administers each Fund's investment program, and is responsible for directing the "Stewardship Investing" aspects of each Fund's program. For these advisory services, the Funds will pay the following fees based on a percentage of average net assets:

--------------------------------------------------------------------------------
GROWTH INDEX FUND                                               0.30%
--------------------------------------------------------------------------------
SMALL CAP FUND                                                  0.85%
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement between the Funds and the Adviser, and the Sub-Investment Advisory Agreements between the Adviser and each Sub-Adviser is available in the Funds' annual report to shareholders for the period ending December 31, 2006.

PORTFOLIO MANAGERS

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

GROWTH INDEX FUND

CHAD HORNING, CFA(R)

- Chad Horning is manager of the Growth Index Fund. He began at MMA as an equity analyst in 1999. Prior to joining MMA, he was an economic analyst for Devtech Systems, an international development consulting firm in Washington, DC. He received a BA in Economics from Goshen College in 1991 and an MA in Economics from the University of Maryland in 1996. Chad earned the Chartered Financial Analyst(R) (CFA)(R) designation in 2001.

SMALL CAP FUND

J. LUTHER KING, JR., CFA(R)

- J. Luther King, Jr. is a principal and the founder of Luther King Capital Management. He has been managing investment portfolios since 1963 and is co-manager of the Small Cap Fund. Prior to establishing Luther King, Luther was a senior investment officer for Shareholders Management Company (now AIG) and a director of Lionel D. Edie & Company (now part of J.P. Morgan Chase & Co.). He received his B.S.C. and M.B.A. degrees from Texas Christian University.

STEVEN R. PURVIS, CFA(R)

- Steven R. Purvis is a principal of Luther King Capital Management and a portfolio manager with twenty years of experience. After joining Luther King in 1996 as an equity analyst, Steve became the Director of Research and is co-manager of the Small Cap Fund. Prior to joining Luther King, Steve was an analyst with Waddell & Reed, Inc. and Roulston Research Corporation. He received his B.S. from the University of Missouri, Columbia and his M.B.A. from the University of Missouri, Kansas City.

The SAI has more detailed information about MMA, Luther King and other service providers, as well as additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the applicable Fund.

THE DISTRIBUTOR AND ADMINISTRATOR

IFS Fund Distributors, Inc. ("IFS") is the Funds' distributor and Integrated Investment Services, Inc. ("Integrated") is the Funds' administrator. The address of the distributor and administrator is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

CAPITAL STRUCTURE

MMA Praxis Mutual Funds was organized as a Delaware business trust on September 30, 1993, and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders will each be liable for all obligations of a Fund in which they hold shares. However, the risk of a shareholder incurring financial loss on account of liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series, except as otherwise expressly required by law.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semiannual reports to shareholders will contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their most recently completed fiscal year.(1)

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS, BY CONTACTING A BROKER THAT SELLS THE FUNDS, OR BY CONTACTING THE FUNDS AT:

                  MMA PRAXIS MUTUAL FUNDS
                  303 BROADWAY, SUITE 1100
                  CINCINNATI, OHIO 45202
                  TELEPHONE: 1-800-9-PRAXIS
                  INTERNET: http://www.mmapraxis.com(2)

You can review and get copies of the Funds' reports and SAI at the Public Reference Room of the SEC. You can get text-only copies:

- For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

-     Free from the Commission's website at http://www.sec.gov.

----------
(1) Performance information specific to the Class I Shares of the Growth Index Fund and the Small Cap Fund may not be included as the Class I Shares of these Funds were made available to shareholders as of May 1, 2007.

(2)   The Funds' website is not a part of this prospectus.

Investment Company Act file no. 811-08056

                       MMA Praxis Intermediate Income Fund
                           MMA Praxis Core Stock Fund
                          MMA Praxis International Fund
                           MMA Praxis Value Index Fund
                          MMA Praxis Growth Index Fund
                            MMA Praxis Small Cap Fund

                       Each an Investment Portfolio of the
                             MMA Praxis Mutual Funds

                       Statement of Additional Information

                                   May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the most current prospectus and Class I prospectus for the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis International Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund and the MMA Praxis Small Cap Fund dated May 1, 2007 (individually or collectively as the "Prospectus"). The MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis International Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund and the MMA Praxis Small Cap Fund are hereinafter referred to individually as a "Fund" or the "Intermediate Income Fund," the "Core Stock Fund," the "International Fund," the "Value Index Fund," the "Growth Index Fund," and the "Small Cap Fund," respectively, and are hereinafter referred to collectively as the "Funds". The Funds are separate investment portfolios of MMA Praxis Mutual Funds (the "Company"), an open-end management investment company that currently consists of six separate investment portfolios. This SAI is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Funds at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, or by telephoning toll free (800) 9-PRAXIS.

                                                  TABLE OF CONTENTS

                                                                            Page

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS...............................
   Additional Information on Portfolio Instruments.............................
   Investment Restrictions.....................................................
   Portfolio Turnover..........................................................
   Disclosure of Portfolio Holdings Policy.....................................
NET ASSET VALUE................................................................
   Valuation of the Funds......................................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................................
   Matters Affecting Redemption................................................
   Waiver of Contingent Deferred Sales Charge..................................
MANAGEMENT OF THE COMPANY......................................................
   Trustees and Officers.......................................................
   Independent Trustees........................................................
   Interested Trustees.........................................................
   Officers Who Are Not Trustees...............................................
   Investment Adviser..........................................................
   Portfolio Managers..........................................................
   Portfolio Transactions......................................................
   Administrator...............................................................
   Distributor.................................................................
   Custodian...................................................................
   Transfer Agency, Shareholder Servicing and Fund Accounting Services.........
   Independent Registered Public Accounting Firm...............................
   Legal Counsel...............................................................
ADDITIONAL INFORMATION.........................................................
   Description of Shares.......................................................
   Vote of a Majority of the Outstanding Shares................................
   Proxy Voting Policies and Procedures........................................
   Additional Tax Information..................................................
   Principal Shareholders......................................................
   Miscellaneous...............................................................
FINANCIAL STATEMENTS...........................................................
APPENDIX A ....................................................................
APPENDIX B ....................................................................

                       STATEMENT OF ADDITIONAL INFORMATION

                             MMA PRAXIS MUTUAL FUNDS

      The MMA Praxis Mutual Funds (the "Company") is an open-end management investment company which currently offers six separate investment portfolios (the "Funds"). Each Fund is a diversified portfolio of the Company. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of a Fund should be made without first reading the Prospectus.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

Additional Information on Portfolio Instruments

      The following policies supplement the investment objectives, policies and risk factors of the Funds as set forth in the Prospectus. Each of these policies will be applied subject to the social responsibility criteria set forth in the Prospectus.

      Bank Obligations. The Funds may invest in bank obligations such as bankers' acceptances, certificates of deposit and time deposits.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

      Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC").

      Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      The Funds may purchase commercial paper consisting of issues rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's or such issues with comparable ratings by other nationally recognized statistical rating organizations ("NRSROs"). The Funds may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Company's Board of Trustees, to be of comparable quality.

      Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      Variable and Floating Rate Notes. The Funds may acquire variable and floating rate notes, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser under guidelines approved by the Company's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note were to default on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

      Government Related Securities. The Funds may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government ("Government Related Securities"). Certain Government Related Securities are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association ("GNMA"). Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal Home Loan Mortgage Corporation ("FHLMC"), Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      Foreign Investments. Each of the Funds may, subject to its investment objectives and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include, but are not limited to, Eurobonds, which are U.S. dollar denominated debt securities issued by corporations located in Europe, Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States (primarily Europe), Yankee Certificates of Deposit which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including sponsored and unsponsored American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and, therefore, many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

      Forward Foreign Currency Exchange Contracts. The Funds may engage in foreign currency exchange transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

      The Funds will not enter into such forward contracts or maintain a net exposure in such contracts where a Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Each Fund's custodian bank segregates cash or liquid high grade debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Fund's commitments with respect to such contracts.

      Foreign Currency Options. The Funds may engage in foreign currency options. A foreign currency option provides a Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

      A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

      Options Trading. Options trading is a specialized activity that entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

      A Fund's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

      When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

      As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      Futures Contracts. The Funds are operated pursuant to an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act, as amended (the "CEA"), and, therefore, are not subject to registration or regulation as a commodity pool or commodity pool operator under the CEA. As discussed in the Prospectus, the Funds may invest in futures contracts and options thereon (stock or bond index futures contracts or interest rate futures or options) to hedge or manage risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

      Successful use of futures by a Fund is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

      Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which, at times, could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Swap Agreements. The Funds may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      The Funds may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

      The Funds usually enter into interest rate swaps on a net basis. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If a Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange (the "NYSE") or other entities determined by the Adviser to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become increasingly liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms the Adviser believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the Securities and Exchange Commission (the "SEC") to be illiquid and, together with other investments in a Fund that are not readily marketable, will not exceed 15% of the Fund's total assets.

      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on the Adviser's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if the Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

      Asset Swaps. The Funds will be permitted to purchase asset swaps where the underlying issue would otherwise be eligible for purchase by the Fund. An asset swap is a structure in which a security, for example a convertible bond, which has various components is divided into those components which are sold to different investors. With a convertible bond asset swap, the equity component of the bond is separated from the fixed income component through the use of a swap. The result of the transaction for the purchaser of the fixed income component is that it obtains exposure to the issuer which is similar to the exposure it would have received had it purchased a traditional fixed income instrument of the issuer. Counterparty risk is the primary risk of asset swaps.

      When-lssued Securities. As discussed in the Prospectus, each of the Funds may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, cash or liquid portfolio securities equal to the amount of the commitment will be segregated. Normally, portfolio securities will be set aside to satisfy the purchase commitment, and, in such a case, the Fund may be required subsequently to set aside additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

      When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Funds will engage in when-issued delivery transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies, not for investment leverage.

      Mortgage-Related Securities. The Intermediate Income Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Such Fund may, in addition, invest in mortgage-related securities issued by nongovernmental entities; provided, however, that, to the extent that the Fund purchases mortgage-related securities from such issuers which may, solely for purposes of Section 12 of the Investment Company Act of 1940, as amended (the "1940 Act"), be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on investments in investment company securities set forth below under "Investment Restrictions". Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the GNMA, and government-related organizations, such as the Federal National Mortgage Association and the FHLMC, as well as by nongovernmental issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA, and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FFILMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      The Intermediate Income Fund may invest in mortgage-related securities that are collateralized mortgage obligations ("CMOs") structured on pools of mortgage pass-through certificates or mortgage loans. The CMOs in which the Intermediate Income Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligations to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

      Zero Coupon Obligations. The Intermediate Income Fund may invest in zero coupon obligations, provided that, immediately after any purchase, not more than 5% of the value of the net assets of the Fund is invested in such obligations. Unlike securities with coupons attached, which generate periodic interest payments to the holder, zero-coupon obligations pay no cash income until the date of maturity. They are purchased at a substantial discount from their value at their maturity date. This discount is amortized over the life of the security. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Since this difference is known at the time of purchase, the return on zero-coupon obligations held to maturity is predictable. Since there are no periodic interest payments made to the holder of a zero-coupon obligation, when interest rates rise, the value of such an obligation will fall more dramatically than that of a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon obligations rise more rapidly in value because the obligations have locked in a specific rate of return that becomes more attractive the further interest rates fall.

      Guaranteed Investment Contracts. The Intermediate Income Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The Intermediate Income Fund will only purchase a GIC when the Adviser has determined, under guidelines established by the Company's Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by an NRSRO having the characteristics described above. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund that are not readily marketable, will not exceed 15% of the Fund's total assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

      Income Participation Loans. The Intermediate Income Fund may acquire participation interests in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

      Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Intermediate Income Fund may have a demand provision permitting the Fund to require repayment within seven days. Participation in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are not readily marketable, they will be subject to the Fund's 15% limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Adviser determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

      The Intermediate Income Fund will purchase income participation loans only if such instruments are, in the opinion of the Adviser, of comparable quality to securities rated within the four highest rating groups assigned by NRSROs.

      Rights and Warrants. The Core Stock Fund, the Value Index Fund, the International Fund, the Growth Index Fund and the Small Cap Fund may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

      Medium-Grade Debt Securities. As stated in the Prospectus for the Funds, each Fund may invest in debt securities within the fourth highest rating group assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality ("Medium-Grade Securities").

      As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered to have speculative characteristics.

      Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities, because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and, therefore, react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

      Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Funds to sell such securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.

      Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which the Funds may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Funds may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

      The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

      Lower Rated Debt Securities. The Intermediate Income Fund may invest in debt securities rated within the six highest categories assigned by a NRSRO or, if unrated, securities determined by the Adviser to be of comparable quality ("Lower Rated Securities"). Lower Rated Securities involve special risks as they may be considered to have some speculative characteristics. These securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower Rated Securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. lf the issuer of a Lower Rated Security defaults, the Fund may incur additional expenses to seek recovery. The secondary markets on which Lower Rated Securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price of such securities and the Fund's ability to sell securities at prices approximating the values the Fund had placed on such securities. The Fund will limit its investments in Lower Rated Securities to no more than 10% of total assets.

      Restricted Securities. Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A provides a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the NASD.

      The Adviser monitors the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security;
(2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

      Securities of Other Investment Companies. To the extent permitted by the 1940 Act and the SEC, each Fund may invest in securities issued by other funds, including those advised by the Adviser. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by either of the Funds. As a shareholder of another investment company, a Fund would generally bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose distribution or other charges in connection with the purchase or redemption of their shares and other types of charges. Such charges will be payable by the Funds and, therefore, will be borne directly by Shareholders.

      Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into repurchase agreements in accordance with that Fund's investment restrictions. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the FDIC and registered broker-dealers that the Adviser deems creditworthy under guidelines approved by the Company's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement would be required to maintain continually the value of collateral held pursuant to the agreement at an amount equal to 102% of the repurchase price (including accrued interest). The securities held subject to repurchase agreements may bear maturities exceeding the maximum maturity specified for a Fund, provided each repurchase agreement matures in one year or less. If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending legal action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Company believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Company if presented with the question. Securities subject to repurchase agreements will be held by the Custodian or another qualified custodian. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      Reverse Repurchase Agreements. As discussed in the Prospectus, each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with that Fund's investment restrictions. Pursuant to a reverse repurchase agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as Government Related Securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

      Securities Lending. In order to generate additional income, each Fund may, from time to time, subject to its investment objective and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 102% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default or enter into bankruptcy, each Fund will have the contract right to retain the collateral described above. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Company's Board of Trustees.

      Community Development Investing. As set forth in the Prospectus, the Board of Trustees of the Funds has approved the investment of up to 3% of each Fund's assets in community development investments, and, in connection with this, the Funds have received exemptive relief from the SEC that permits certain of these investments to be made through the purchase of securities issued by an affiliate of the Adviser, MMA Community Development Investments, Inc. ("MMA-CDI"). MMA-CDI is a not-for-profit corporation that was organized specifically to promote community development investing, and it seeks to fund its efforts in this area primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes").

      The MMA-CDI program is operated in accordance with a statement of policy (the "CDI Statement of Policy") approved by the MMA Board of Trustees. A summary of the investment guidelines established by the CDI Statement of Policy appears below. While these guidelines are designed to assure that each community development investment will be evaluated against a consistent set of financial criteria, CDI-Notes would likely be rated at all times at less than investment grade if they were rated by independent rating organizations and will be treated by the Funds as illiquid because there is not expected to be any active secondary market for their purchase. The Funds' investments in the CDI-Notes are managed by the Adviser.

      Objectives -- Through MMA-CDI and other aspects of its community development investment program, MMA is committed to the creative use of market tools as a means to make a direct financial impact on disadvantaged individuals and their communities and, specifically, to assist them in utilizing existing resources of ability and human potential to create long-term sustainability and self-sufficiency. While MMA recognizes that community development investing will afford CDI Noteholders a lower financial rate of return than otherwise available, it is a principle of the CDI Statement of Policy that each community development investment will be made in a manner that is consistent with providing the highest possible degree of security within the asset class. In the context of community development investing, this means that MMA-CDI will evaluate the financial position and the managerial capability of those community development organizations to whom loans are made to assure that each will be capable of meeting the agreed upon repayment schedules.

      Types of Investments -- Under the CDI Statement of Policy, community development investments may be made in a variety of ways, including through the making of loans, the purchase of debt securities and provision of collateral support and credit enhancements. Certain general criteria that will also be taken into consideration in the selecting of community development investments include: (i) the borrowing organization's nonprofit status and focus on community development projects; (ii) the organization's history of conducting itself and its programs in a manner consistent with MMA and the understandings of the Mennonite faith tradition; and (iii) a preference for investment opportunities that benefit Mennonite communities or support efforts of significant concern and interest to the organization's primary Mennonite constituency. All investments made by MMA-CDI must be denominated in U.S.dollars and are expected to be made for terms of between one and five years.

      Factors Relevant to the Analysis of Community Development Investments - The CDI Statement of Policy provides that analysis of prospective community development investments will be focused on both financial and social objectives. From a financial perspective, community development investment opportunities are carefully evaluated in accordance with more traditional investment criteria. For example, prospective investments are analyzed in an effort to ascertain (i) the risk potential and financial stability of the borrowing organization; (ii) the expertise, experience and stability of management; (iii) the existence and viability of market or business plans; (iv) cash flow, debt-equity ratios, existing collateral (or equity) stakes and other financial indicators; and (v) depth of financial reporting and responsiveness to reporting requests. Also potentially relevant in the analysis is the extent to which the borrowing organization's sources of support may be diversified (or concentrated) as a result of the investment under consideration. Subject to the criteria above, the rate of return available in connection with a community development investment that may be under consideration by MMA-CDI will also be a factor in the selection process. In addition to comparing the rate of return with prevailing interest rates in the marketplace as a whole and anticipated interest rate trends, other factors will be relevant in evaluating the rate of return available in connection with a community development investment. These factors include (i) the social impact of the specified program and the relevance of the program to the social and financial objectives set forth in the CDI Statement of Policy; (ii) the type of investment involved (e.g. direct loan or credit enhancement); (iii) the amount of the investment to be made; (iv) the rate of interest at which the prospective borrowing organization seeks to repay the lending organization; (v) prevailing interest rates in the marketplace as a whole and anticipated interest rate trends; and (vi) any financial limitations or concerns that may be applicable to MMA's overall commitment to community development investment, such as type of investments (e.g. direct loan or credit enhancement), geographic distribution and types of community development activities supported as a result of the investment.

      Temporary Defensive Positions. In the event that the Adviser or the Sub-Advisor, as appropriate determines that current market conditions are not suitable for the typical investments of the Intermediate Income Fund, the Core Stock Fund, Value Index Fund, the Growth Index Fund and the Small Cap Fund the Adviser or the Sub-Advisor, as appropriate may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements. In the event that the Sub-Adviser determines that the current market conditions are not suitable for the International Fund's typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in U.S. equity securities, money market instruments, U.S. Government-related securities and repurchase agreements.

Investment Restrictions

      The following are fundamental investment restrictions that may be changed only by the affirmative vote of a majority of the outstanding Shares of a Fund (as defined below). Under these restrictions, each Fund may not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by U.S. Government agencies or instrumentalities, if, immediately after such purchase, with respect to 75% of its portfolio, more than 5% of the value of the total assets of the Fund would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issue;

      2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements secured by obligations of U.S. Government agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

      3. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding;

      4. Make loans, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, and may enter into repurchase agreements;

      5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities;

      6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Funds; or

      7. Purchase or sell real estate (although investments by the Funds in marketable securities of companies engaged in such activities are not prohibited by this restriction).

      The following additional investment restrictions are not fundamental and may be changed with respect to a particular Fund without the vote of a majority of the outstanding Shares of that Fund. Each Fund may not:

      1. Enter into repurchase agreements with maturities in excess of seven days if such investments, together with other instruments in that Fund that are not readily marketable or are otherwise illiquid, exceed 15% of that Fund's total assets;

      2. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures;

      3. Engage in short sales, provided, however, that the Core Stock Fund and the International Fund may engage in short sales "against the box";

      4. Purchase participation or direct interests in oil, gas or other mineral exploration or development programs including oil, gas or mineral leases (although investments by the Funds in marketable securities of companies engaged in such activities are not prohibited in this restriction);

      5. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, reorganization or to the extent permitted by the 1940 Act and the SEC;

      6. Invest more than 5% of total assets in puts, calls, straddles, spreads or any combination thereof;

      7. Invest more than 5% of total assets in securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation; or

      8. Purchase or retain the securities of any issuer if the officers or Trustees of the Company or the officers or Directors of the Advisers who individually own beneficially more than 1/2 of 1% of the securities of the issuer, together own beneficially more than 5% of the securities of that issuer.

      If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

Portfolio Turnover

      The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

      For the fiscal year ended December 31, 2006, the annual portfolio turnover rate for the Intermediate Income Fund, the Core Stock Fund, the International Fund and the Value Index Fund were ____%, ____%, ___% and ____%, respectively. For the fiscal year ended December 31, 2005, the annual portfolio turnover rate for the Intermediate Income Fund, the Core Stock Fund, the International Fund and the Value Index Fund were 37.79%, 32.66%, 71.93% and 25.25%, respectively. Portfolio turnover rates are not available for the Growth Index Fund and Small Cap Fund because these Funds had not commenced operations prior to December 31, 2006. Portfolio turnover for the Funds may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to a Fund. Portfolio turnover will not be a limiting factor in making investment decisions.

Disclosure of Portfolio Holdings Policy

      The Board of Trustees has approved a Disclosure of Portfolio Holdings Policy for the Company (the "Policy"). The Funds may provide information regarding their portfolio holdings to their service providers where relevant to duties to be performed for the Funds. Recipients are obligated to maintain the confidentiality of that information and cannot trade based on that non-public information. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Neither the Funds nor any service provider to the Funds may disclose material information about the Funds' holdings, trading strategies implemented or to be implemented in the Funds or about pending transactions in the Funds to other third parties except in certain limited circumstances:

      o through disclosure in a copy of a Fund's latest annual or semi-annual report or a Fund's latest Form N-Q;

      o in marketing materials, provided the portfolio holdings disclosed in the materials are at least 15 days old; or

      o when a Fund has a legitimate business purpose for doing so and the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Such disclosures must be authorized by the Funds' Chief Executive Officer or Chief Financial Officer and shall be periodically reported to the Board.

      Neither the Funds nor any service provider, including any investment adviser, may enter into any arrangement to receive any compensation or consideration, directly or indirectly, in return for the disclosure of non-public information about the Funds' portfolio holdings.

      The Chief Compliance Officer ("CCO") is responsible for overseeing compliance with all Fund policies and procedures, including the Policy. The Policy may not be waived or exceptions made, without the consent of the Board. The Board has approved this Policy and will review any material changes to this Policy, as well as periodically review persons or entities receiving non-standard disclosure. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Policy.

                                 NET ASSET VALUE

      As indicated in the Prospectus, the net asset value of each Fund is determined and its shares are priced as of the Valuation Times applicable to such Fund on each Business Day of the Company. A "Business Day," which is defined in the Prospectus, is generally a day on which the NYSE is open for business (other than a day on which no Shares of a Fund are tendered for redemption and no order to purchase any Shares is received). The NYSE will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Valuation of the Funds

      Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

      The Adviser may use a pricing service to value certain portfolio securities when the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services may use computerized pricing models to systematically calculate adjustments to foreign security close prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under the general supervision of the Company's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption

      Shares in each of the Funds are sold on a continuous basis by IFS Fund Distributors, Inc. ("IFS" or the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from the Distributor, Shares may be purchased through procedures established by the Distributor in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Funds may include officers, directors or employees of the Adviser or the Entities.

      Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its Shares upon the occurrence of any of the foregoing conditions.) Each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of such Fund's net asset value, whichever is less, for any one Shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable. In such a case, a Fund may make payment wholly or partly in securities or other property, valued in the same way as that Fund determines net asset value. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may incur transaction costs, if they sell such securities or property, and may receive less than the redemption value of such securities or property upon sale, particularly where such securities are sold prior to maturity.

      The 2% redemption fee referred to in the Prospectus and this SAI directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. It is intended to encourage long-term investment in the Funds, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not benefit the Adviser in any way. The otherwise applicable redemption fee will be waived for redemptions in connection with the disability of a shareholder. A shareholder will be treated as disabled if he or she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration. The shareholder must furnish proof of disability to the Distributor. The Funds reserve the right to modify the terms of or terminate this fee at any time.

Waiver of Contingent Deferred Sales Charge

      The otherwise applicable contingent deferred sales charge will be waived for redemptions in connection with the disability of a shareholder. A shareholder will be treated as disabled if he or she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration. The shareholder must furnish proof of disability to the Distributor.

                            MANAGEMENT OF THE COMPANY

Trustees and Officers

      Overall responsibility for management of the Company rests with its Board of Trustees, which is elected by the Shareholders of the Funds. The Trustees elect the officers of the Company to supervise actively its day-to-day operations. As of ______, 2007, the Company's officers and Trustees, as a group, owned less than __% of the Shares of each Fund.

      The names of the Trustees and officers of the Company, their mailing addresses, ages and their principal occupations during the past five years are as follows:

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                            Position with                                              Portfolios
                                            the Company,                                                 in Fund         Other
                                           Term of Office             Principal Occupation               Complex     Trusteeships
                                            and Length of                  During the                  Overseen by      Held by
Name, Age and Address                        Time Served                Past Five Years                  Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Bruce Harder                               Trustee since    Retired; Executive Director for Finance         6             N/A
  Age:  65                                 2/11/00          and Administration, Tri-Met, the
  2555 N.E. 28th Ave.                                       Tri-County Metropolitan Transportation
  Portland, OR 97212                                        District of Oregon, public
                                                            transportation system for Portland,
                                                            Oregon (1986 - 2003); Chairman of the
                                                            Board, Mennonite Mutual Aid, Goshen
                                                            Indiana (1997 - 2003)
------------------------------------------------------------------------------------------------------------------------------------
Karen Klassen Harder, Ph.D.                Trustee since    Professor, Bluffton University                  6             N/A
  Age:  50                                 12/2/93          (September 2001 -present); Professor,
  118 Sunset Dr.                                            Bethel College  (January 1990 - 2001)
  Bluffton, OH  45817
------------------------------------------------------------------------------------------------------------------------------------
Richard Reimer, Ph.D.                      Trustee since    Retired; Professor of Economics -               6        Mennonite
  Age:  74                                 12/2/93          Emeritus since 1996, The College of                      Financial
  5760 Fox Lake Road                                        Wooster (1962 - 1996); former Board                      Credit Union
  Smithville, OH  44677                                     member, Mennonite Mutual Aid, Goshen,
                                                            Indiana (through December 2001)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                                            Position with                                              Portfolios
                                            the Company,                                                 in Fund         Other
                                           Term of Office             Principal Occupation               Complex     Trusteeships
                                            and Length of                  During the                  Overseen by      Held by
Name, Age and Address                        Time Served                Past Five Years                  Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
R. Clair Sauder                            Trustee since    Partner, Encore Enterprises, LLC,               6        Mennonite
  Age:  63                                 6/30/02          retail home furnishings (May 2001 -                      Economic
  630 Millcross Road                                        present); Partner, C&D Enterprises                       Development
  Lancaster, PA 17601                                       Unlimited, commercial real estate (1982                  Associates;
                                                            - present)                                               National
                                                                                                                     Penn
                                                                                                                     Investors
                                                                                                                     Trust
                                                                                                                     Company;
                                                                                                                     MicroVest
                                                                                                                     Capital
                                                                                                                     General
                                                                                                                     Partners,
                                                                                                                     LLC;
                                                                                                                     Hometown
                                                                                                                     Heritage Bank
------------------------------------------------------------------------------------------------------------------------------------
Donald E. Showalter, Esq.                  Trustee since    Senior Partner, the law firm of                 6             N/A
  Age:  65                                 12/2/93          Wharton, Aldhizer, & Weaver (June 1965
  100 S. Mason St.                                          - present); Director, Rockingham
  Harrisonburg, VA 22801                                    Heritage Bank (April 1998 - present)
------------------------------------------------------------------------------------------------------------------------------------
J. Alex Hartzler                           Trustee since    President, WCI Partners, LP (October            6        Director of
  Age: 38                                  02/27/06         2005 - present); Executive                               Webclients.net
  2428 North 2nd Street                                     Vice-President, Webclients.net,
  Harrisburg, PA 17110                                      (October 2001 - August 2005)
------------------------------------------------------------------------------------------------------------------------------------


Interested Trustees*

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                        Position with the                                               Portfolios in      Other
                                        Company, Term of                                                 Fund Complex  Directorships
                                      Office and Length of     Principal Occupation During the Past      Overseen by      Held by
Name, Age and Address                      Time Served                      Five Years                     Director       Director
------------------------------------------------------------------------------------------------------------------------------------
Howard L. Brenneman                  Chairman and Trustee     Retired; President and CEO, Mennonite           6               N/A
  Age:  66                           since 12/2/93            Mutual Aid (December 1991 - 2005);
  9907 Fountain Cir                                           Business and Financial Consultant and
  Lenexa, KS  66220                                           Director of Strategic Planning and
                                                              Development, Prairie View, Inc.,
                                                              mental health facility (1986 - 1991)
------------------------------------------------------------------------------------------------------------------------------------

* Indicates an "interested person" of the Company, as that term is defined in Section 2(a)(19) of the 1940 Act. Mr. Brenneman is deemed to be an interested person because of his affiliation with each Fund's Adviser.

Officers Who Are Not Trustees

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Position with the Company,                       Principal Occupation
                                                        Term of Office and                                During the
         Name, Age and Address                        Length of Time Served                             Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
John L. Liechty                           President since 8/19/97                        Executive Management, Mennonite Mutual Aid
  Age:  51                                                                               (1976 - present)
  PO Box 483
  Goshen, IN 46527
-----------------------------------------------------------------------------------------------------------------------------------
Steven T. McCabe                          Treasurer since 9/25/05                        Vice President - Fund Accounting and
  Age 41:                                                                                Financial Reporting - Integrated Investment
  303 Broadway, Suite 1100                                                               Services, Inc.; Vice President-Custody
  Cincinnati, OH 45202                                                                   Services , Integrated Fund Services, Inc.
                                                                                         (2003-2004)  Assistant Vice President and
                                                                                         Director of Mutual Fund Accounting, Fifth
                                                                                         Third Bank  (1997-2003)
-----------------------------------------------------------------------------------------------------------------------------------
Marlo J. Kauffman                         Vice President since 12/2/93                   Financial Services Operation Manager,
  Age:  50                                                                               Mennonite Mutual Aid (1981 - present);
  P.O. Box 483                                                                           President, MMA Securities, Inc. (2003 -
 Goshen, IN 46527                                                                        present); OSJ Principal, ProEquities, Inc.,
                                                                                         a broker-dealer  (1994 - present)
-----------------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch                           Chief Compliance Officer since 9/25/05         Vice President-Compliance - IFS Financial
   Age:  49                                                                              Services, Inc.(2002-Present), Director of
  303 Broadway, Suite 1100                                                               Compliance - Fort Washington Brokerage
  Cincinnati, OH 45202                                                                   Services, Inc.(2002-Present); Chief
                                                                                         Compliance Officer - Puglisi & Co. (2001 -
                                                                                         2002); Vice President - Compliance -
                                                                                         Palisade Capital Management LLC (an
                                                                                         investment advisor) (1997 - 2000).
-----------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton                             Secretary since 8/21/06                        Director and Senior Counsel of Integrated
  Age:  36                                                                               Investment Services, Inc. and IFS Fund
  303 Broadway, Suite 1100                                                               Distributors, Inc.
  Cincinnati, OH 45202
-----------------------------------------------------------------------------------------------------------------------------------

      For the fiscal year ended December 31, 2006, the dollar range of equity securities owned by each Trustee in the Funds and the Fund Complex is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                 Dollar Range of                                                                  Aggregate Dollar
                                Equity Securities                         Dollar Range of    Dollar Range of      Range of Equity
                                        in           Dollar Range of     Equity Securities  Equity Securities      Securities in
                                    MMA Praxis     Equity Securities in         in                  in           All Funds Overseen
                                   Intermediate      MMA Praxis Core        MMA Praxis       MMA Praxis Value    by Trustee in MMA
        Name of Trustee            Income Fund          Stock Fund      International Fund      Index Fund       Praxis Fund Family
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

  Bruce C. Harder

  Karen Klassen Harder, Ph.D

  Richard Reimer, Ph.D.

  R. Clair Sauder

  Donald E. Showalter, Esq.

  J. Alex Hartzler

Interested Trustees

  Howard L. Brenneman
------------------------------------------------------------------------------------------------------------------------------------

      Currently, the Board of Trustees has an audit committee, which is comprised solely of those Trustees who are not considered "interested persons" of the Company, as that term is defined in Section 2 (a)(19) of the 1940 Act (the "Independent Trustees"). The audit committee, which met three times during 2006, (i) recommends to the Board of Trustees the selection of an independent registered public accounting firm; (ii) annually reviews the scope of the proposed audit; and (iii) reviews the annual audit with the independent registered public accounting firm and reviews the annual financial statements of the Funds.

      The Trustees of the Company not affiliated with the Distributor receive from the Company a $2,000 retainer paid annually, a fee of $1,500 for each Board of Trustees meeting attended and reimbursement for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Distributor do not receive compensation from the Company.

      For the fiscal year ended December 31, 2006, the Trustees received the following compensation from the Company and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Company's investment adviser:

------------------------------------------------------------------------------------------------------------------------------------
                                                               Pension or                                        Total Compensation
                                       Aggregate           Retirement Benefits                                   From Registrant and
                                   Compensation from         Accrued As Part       Estimated Annual Benefits        Fund Complex
Name of Trustee                       the Company           of Fund Expenses            Upon Retirement           Paid to Trustees
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

   Bruce Harder

   Karen Klassen Harder, Ph.D

   Richard Reimer, Ph.D.

   R. Clair Sauder

   Donald E. Showalter, Esq.

   J. Alex Hartzler

Interested Trustees

   Howard L. Brenneman
------------------------------------------------------------------------------------------------------------------------------------

      The officers of the Company receive no compensation directly from the Company for performing the duties of their offices. Integrated Investment Services, Inc. receives fees from the Company for acting as transfer agent and administrator and for providing fund accounting services. Messrs. Liechty and Kauffman are employees of the Adviser.

      The Company, the Adviser, the Sub-Advisers and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to securities trading activities of their respective personnel. Each Code permits covered personnel to trade in securities in which the Funds may invest, subject to various restrictions and reporting requirements.

Investment Adviser

      Investment advisory services are provided to the Funds by Menno Insurance Service, Inc., d\b\a MMA Capital Management (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of January 3, 1994, as renewed annually (the "Investment Advisory Agreement"). Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund, of fifty one-hundredths of one percent (.50%) for the Intermediate Income Fund, of seventy-four one-hundredths of one percent (.74%) for the Core Stock Fund, of ninety one-hundredths of one percent (.90%) for the International Fund, of thirty one-hundredths of one percent (.30%) for the Value Index Fund, of thirty one-hundreths of one percent (.30%) for the Growth Index Fund and eighty-five one-hundreths of one percent (.85%) for the Small Cap Fund. The Adviser may periodically waive all or a portion of its advisory fee with respect to any Fund to increase the net income of the Fund available for distribution as dividends.

      The Adviser has entered into an expense limitation agreement with respect to each Fund until December 31, 2007, pursuant to which the Adviser has agreed to waive fees and/or reimburse expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, legal fees, costs relating to such services and extraordinary expenses) to the extent necessary in order to limit the Total Annual Fund Operating Expenses of each class of shares to the following percentages of average daily net assets:

Fund                    Class A Shares      Class B Shares      Class I Shares
----                    --------------      --------------      --------------
Intermediate Income
Core Stock Fund
International Fund
Value Index Fund
Growth Index Fund
Small Cap Fund

      Each Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to each Fund's expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses of the relative class of shares to exceed the agreed upon expense limitation shown in the table above and the repayment is made within three years after the year in which the Adviser incurred the expense.

      The total investment advisory fees earned by the Adviser for the last three fiscal years are as follows:

                              Fiscal Year Ended      Fiscal Year Ended    Fiscal Year Ended
Fund**                        December 31, 2006      December 31, 2005    December 31, 2004
------                        -----------------      -----------------    -----------------

Intermediate Income Fund                                $1,363,936            $ 820,057
Core Stock Fund                                         $2,313,100            $1,721,944
International Fund                                      $1,249,736            $1,108,966
Value Index Fund                                        $  140,192            $  182,919*

* Includes fees repaid by the Fund to the Adviser in the amounts of $69,143 and $2,855, respectively, in recognition of fees waived by the Adviser for the years ended December 31, 2001 and 2002, respectively.

** Investment advisory fee amounts for the Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations prior to December 31, 2006.

      The total investment advisory fees waived or assumed by the Adviser for the last three fiscal years are as follows:

                              Fiscal Year Ended        Fiscal Year Ended     Fiscal Year Ended
Fund*                         December 31, 2006        December 31, 2005     December 31, 2004
-----                         -----------------        -----------------     -----------------
Intermediate Income Fund                                   $134,653               $365,525
Core Stock Fund                                               --                  $446,557
International Fund                                            --                  $227,962
Value Index Fund                                              --                     --

* Investment advisory fee waiver amounts for the Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations prior to December 31, 2006.

      Evergreen Investment Management Company, LLC, Boston, Massachusetts ("Evergreen," or the "Sub-Adviser"), provides sub-investment advisory services to the International Fund pursuant to a Sub-Advisory Agreement dated as of January 1, 2004, as renewed annually (the "Sub-Advisory Agreement"). Evergreen is a wholly-owned subsidiary of EIMCO Trust. EIMCO Trust is 99% owned by Evergreen Investment Company, Inc. Evergreen Investment Company, Inc. is a wholly-owned subsidiary of Wachovia Bank, N.A. Wachovia Bank, N.A. is a wholly owned subsidiary of Wachovia Corporation. The terms and conditions of the Sub-Advisory Agreement are substantially similar to those of the Investment Advisory Agreement. Evergreen also provided sub-investment advisory services to the International Fund for the period December 9, 2003 to January 1, 2004 pursuant to an interim sub-advisory agreement, the terms of which were substantially similar to the current Sub-Advisory Agreement. For the services provided pursuant to the interim sub-advisory agreement and for the current Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of forty-eight hundredths of one percent (.48%) of the International Fund's average daily net assets up to and including $100 million, and forty-five hundredths of one percent (.45%) of the International Fund's average daily net assets over $100 million. For the fiscal year ended December 31, 2006, the Fund paid to the Sub-Adviser $_____; and for the fiscal year ended December 31, 2005, the Fund paid to the Sub-Adviser $655,039.

      Evergreen also serves as the investment adviser to mutual funds within the Evergreen Funds complex. The Evergreen Funds are not affiliated with the Company.

      MMA has retained Davis Selected Advisers, L.P. ("Davis" or the "Sub-Adviser") as investment sub-adviser to the Core Stock Fund. Davis is organized as a limited partnership under the laws of the State of Colorado. The main offices of Davis are located at 2429 East Elvira Road, Suite 101, Tucson, Arizona 85706, and 609 Fifth Avenue, 11th Floor, New York, NY 10017. As of December 31, 2006, Davis managed over $_______ of assets, comprised primarily of large cap equities, multi cap equities, REITs, financial stocks, and convertible securities. Davis offers services in separate accounts, mutual funds (both retail and institutional classes), off-shore mutual funds (Luxembourg-based SICAVs), wrap accounts and through sub-advisory relationships. For the services provided pursuant to the current Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of forty-five hundredths of one percent (.45%) of the Core Stock Fund's average daily net assets up to and including $100 million, and forty one hundredths of one percent (.40%) of the Core Stock Fund's average daily net assets from $100 million up to and including $500 million, and thirty-five hundredths of one percent (.35%) of the Core Stock Fund's average daily net assets over $500 million. For the fiscal year ended December 31, 2006, the Fund paid to the Sub-Adviser $________.

      MMA has retained Luther King Capital Management ("Luther King" or the "Sub-Adviser") as investment sub-adviser to the Small Cap Fund. The main offices of Luther King are located at 301 Commerce Street, Suite 1600, Fort Worth, TX 76102. As of December 31, 2006, Luther King managed _________of assets. For the services provided pursuant to the current Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of sixty-five hundredths of one percent (.65%) of the Small Cap Fund's average daily net assets.

      Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each Fund from year to year if such continuance is approved at least annually by the Company's Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this SAI), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. Unless sooner terminated, the Sub-Advisory Agreements shall continue automatically for successive annual periods, provided such continuance is specifically approved at least annually by the Company's Board of Trustees or by vote of the lesser of (a) 67% of the shares of the pertinent Fund represented at a meeting if holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund, provided that, in either event, its continuance also is approved by a majority of the Company's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of any party to a Sub-Advisory Agreement by vote cast in person at a meeting called for the purpose of voting on such approval.

      The Investment Advisory Agreement and Sub-Advisory Agreements each provide that the Adviser and each Sub-Adviser, as applicable, shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement or Sub-Advisory Agreement, as applicable, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or the Sub-Adviser, as applicable, in the performance of its duties, or from reckless disregard by the Adviser or the Sub-Adviser, as applicable, of its duties and obligations thereunder.

      The Adviser and/or its affiliates may pay out of their own assets and legitimate profits compensation to broker-dealers and other persons for the sale and distribution and/or for the servicing of shares of the Funds. These additional cash incentives are payments over and above the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. This additional compensation paid by the Adviser may be made to supplement commissions re-allowed to dealers, and may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products.

Portfolio Managers

      The portfolio manager of the Adviser responsible for the day-to-day management of the Value Index Fund's and Growth Index Fund's investments is Chad Horning. In addition to these two Funds, Mr. Horning manages ____ other accounts. The table below indicates the accounts over which Mr. Horning has day-to-day investment responsibility. All information in the table is as of December 31, 2006. For purposes of the table, "Other Pooled Investment Vehicles" include other investment companies and folios (internet platform with personalized baskets of securities where the shareholders own the underlying securities).

--------------------------------------------------------------------------------
Name            Other Accounts Managed by the Portfolio Manager
--------------------------------------------------------------------------------
Chad Horning    Registered Investment Companies:  ____
                Other Pooled Investment Vehicles:  ______
                Other Accounts:  ______
--------------------------------------------------------------------------------

      The ___ pooled investment portfolios managed by Mr. Horning include the Mennonite Retirement Trust and Mennonite Foundation Growth Index funds and a growth model portfolio and value model portfolio for First Affirmative Financial Network, the latter of which has investment objectives similar to the investment objectives of the Value Index Fund. Other accounts refer to separately managed equity accounts managed for clients of the MMA Trust Company.

      When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Adviser has adopted Trading - Aggregate or "Bunched Trades" Policy and Procedures (the "Trading Policy") that prohibit unfair trading practices and seek to avoid any conflicts of interests.

o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Adviser may aggregate trades when it deems a particular security appropriate for multiple clients and in order to obtain best execution for its clients. Under the Trading Policy, shares are allocated on a pro rata basis in cases where the order placed with a broker is only partially filled, unless the pro-rata amount allocated to an individual account is an uneconomic lot size because it is fewer than 25 shares.

o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. Pursuant to the Trading Policy, all accounts that are aggregated receive the average share price of all of the transactions of that security on that business day and share transaction costs (e.g., commissions, SEC fees) pro-rata based on each client's participation in the aggregated transaction.

o A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The Trading Policy is designed to address this conflict of interest.

o A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser's Code of Ethics imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager has a personal interest, direct or indirect, in order to confirm that such accounts are not favored over other accounts.

      Mr. Horning is compensated on the basis of salary only for his management of the Value Index Fund and the Growth Index Fund. Base salaries are developed using the same criteria employed in determining salary classifications for all employees of the Adviser, as well as the Adviser's parent, MMA, Inc. The four factors that determine salary classification for the portfolio managers are: (i) Knowledge and Skills (measurable amount of knowledge required to perform the duties of the job and the breadth and depth of knowledge needed), (ii) Decisions and Actions required (this factor measures the need for the ability to exercise judgement and to effect independent decisions and actions), (iii) Relationships Responsibility (measures the requirements for the ability to meet and deal with others effectively as indicated by the nature, scope and importance of the relationships that are necessary for satisfactory performance), and (iv) Supervisory Responsibility (measures the degree to which the employee is required to plan, organize, direct or supervise the work of others in the organization).

      The Adviser also contributes an amount equal to 8.5% of the portfolio manager's salary to his Mennonite Retirement Trust ("MRT") account, a defined contribution qualified plan. This contribution is made at the end of each month. In addition to the MRT contribution, the Adviser offers a 401(k) plan to employees. The Adviser will match 25 cents per dollar up to 6% of their personal contribution. This match is completed at the end of the year. There are no deferred compensation plans established for the portfolio managers.

      The portfolio manager of the Value Index Fund and the Growth Index Fund does not receive any additional compensation for managing portfolios other than the Value Index Fund and the Growth Index Fund and there are no other bonus incentives in place that would provide a higher level of compensation for portfolios other than the Funds. There is no asset growth-based incentive offered to the portfolio manager.

      The portfolio managers of the Adviser responsible for the day-to-day management of the Intermediate Income Fund's investments are Benjamin Bailey and Delmar King. Besides the Intermediate Income Fund, Mr. Bailey manages _____ other accounts and Mr. King manages ____ other accounts. The table below indicates the accounts over which Messrs. Bailey and King have day-to-day investment responsibility. All information in the table is as of December 31, 2006.

--------------------------------------------------------------------------------
Name                          Other Accounts Managed by the Portfolio Manager
--------------------------------------------------------------------------------
Benjamin Bailey               Registered Investment Companies:  ____.
                              Other Pooled Investment Vehicles:  ____.
                              Other Accounts:  ____
--------------------------------------------------------------------------------
Delmar King                   Registered Investment Companies:  ____.
                              Other Pooled Investment Vehicles:  ____.
                              Other Accounts:  _____
--------------------------------------------------------------------------------

      _____ of the accounts managed by Mr. Bailey include MMA Trust Company Accounts and, ___ out of those ______ accounts, are managed against Lehman Brothers Aggregate Bond Index, which is also the established benchmark for the Intermediate Income Fund. Mr. Bailey also manages the Mennonite Foundation Short Term Account. The other accounts managed by Messrs. Bailey and King include the following: Mennonite Insurance Company and the Mennonite Mutual Aid Association. Mr. King also manages the MMA Trust Corporate Account and the Mennonite Retirement Trust Retired Account. Mr. Bailey and Mr. King purchase some of the same securities for the Intermediate Income Fund as for ___ of the MMA Trust Company Accounts and all of the other accounts managed by them, except for the MMA Trust Corporate Account.

      In cases where the portfolio manager is responsible for the management of more than one account, particularly when the portfolio manager has a financial incentive to favor one account over another, the potential arises for the portfolio manager to favor one account over another. The principal types of conflicts of interest are described above.

      Messrs. Bailey and King are compensated on the basis of a salary plus performance bonus for their management of the Intermediate Income Fund. Base salaries are developed using the same criteria employed in determining salary classifications for all employees of the Adviser, as well as the Adviser's parent, MMA, Inc. The four factors that determine salary classification for the portfolio managers are: (i) Knowledge and Skills (measurable amount of knowledge required to perform the duties of the job and the breadth and depth of knowledge needed), (ii) Decisions and Actions required (this factor measures the need for the ability to exercise judgement and to effect independent decisions and actions), (iii) Relationships Responsibility (measures the requirements for the ability to meet and deal with others effectively as indicated by the nature, scope and importance of the relationships that are necessary for satisfactory performance), and (iv) Supervisory Responsibility (measures the degree to which the employee is required to plan, organize, direct or supervise the work of others in the organization). The bonus for the Intermediate Income Fund is structured in a manner that balances both short term (one-year) and longer term (three-year) investment performance. Mr. Bailey's and Mr. King's bonus is weighted 50% for one-year performance (pre-tax) and 50% for three-year performance (pre-tax).

      The Adviser also contributes an amount equal to 8.5% of each portfolio manager's salary to his Mennonite Retirement Trust ("MRT") account, a defined contribution qualified plan. This contribution is made at the end of each month. In addition to the MRT contribution, the Adviser offers a 401(k) plan to employees. The Adviser matches 25 cents per dollar up to 6% of their personal contribution. This match is completed at the end of the year. There are no deferred compensation plans established for the portfolio managers. There is no asset growth-based incentive offered to these portfolio managers.

      The portfolio manager of Evergreen primarily responsible for the day-to-day management of the International Fund's investments is Gilman C. Gunn. In addition to this Fund, Mr. Gunn manages other accounts on behalf of the Sub-Adviser. The table below indicates the accounts over which Mr. Gunn has day-to-day investment responsibility. All information in the table is as of December 31, 2006. For purposes of the table, "Other Accounts" may include separately managed accounts for various institutional clients, including, without limitation, pension plans, charitable organizations and public authorities.

--------------------------------------------------------------------------------
Name                          Other Accounts Managed by the Portfolio Manager
--------------------------------------------------------------------------------
Gilman C. Gunn, III           Registered Investment Companies:  _____
                              Other Pooled Investment Vehicles:  _____.
                              Other Accounts:  _____
--------------------------------------------------------------------------------

      Mr. Gunn may experience certain conflicts of interest in managing the investments of the International Fund, on the one hand, and the investments of other accounts, including the Evergreen Funds, on the other. Evergreen has strict policies and procedures, enforced through diligent monitoring by Evergreen's compliance department, to address potential conflicts of interest relating to the allocation of investment opportunities. One potential conflict arises from the weighting scheme used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he holds a larger stake. Evergreen's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager's discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager that might be eligible for a particular investment. Similarly, Evergreen has adopted policies and procedures in accordance with Rule 17a-7 relating to transfers effected without a broker-dealer between a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. In addition, Evergreen's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside Evergreen by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of Evergreen.

      Mr. Gunn's compensation consists primarily of a base salary and an annual bonus. His base salary is reviewed annually and adjusted based on consideration of various factors, including, among others, experience, quality of performance record and breadth of management responsibility.

      Mr. Gunn's annual bonus has an investment performance component (75%) and a subjective evaluation component (25%). The amount of the investment performance component is based on the pre-tax investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior five years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. In general, the investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. In certain cases, portfolio weights within the composite may differ from the actual weights as determined by assets.

      To be eligible for an investment performance related bonus, the time-weighted average percentile rank must be above the 50th percentile. An investment professional has the opportunity to maximize the investment component of the incentive payout by generating performance at the 25th percentile level.

      In determining the subjective evaluation component of the bonus, each investment professional is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

      Funding for the Evergreen incentive plans is derived from a formula based on the net profitability of the firm on an annual basis. Incentive plan funds are then allocated to each line of business. Incentives payments to individuals can be a meaningful part of their overall compensation package. All investment professionals are eligible to participate in the incentive plan. A portion of incentives is deferred into restricted stock on a multi-year vesting schedule to promote ownership in the company and retention of investment professionals.

      As part of Evergreen's compensation plan for investment professionals, Mr. Gunn may also receive incentive awards of restricted stock in Wachovia Corporation, Evergreen's publicly traded parent company, based on his performance and positions held.

      In addition, portfolio managers may participate, at their election, in various benefits programs, including the following:

      o     medical, dental, vision and prescription benefits,

      o     life, disability and long-term care insurance,

      o before-tax spending accounts relating to dependent care, health care, transportation and parking, and

      o various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

These benefits are broadly available to Evergreen employees. Senior level employees in Evergreen, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.

      The portfolio managers of Davis primarily responsible for the day-to-day management of the Core Stock Fund's reinvestments are Christopher C. Davis and Kenneth Charles Feinberg. In addition, Messrs. Davis and Feinberg manage other accounts on behalf of the Sub-Adviser. The table below indicates the accounts over which each has day-to-day investment responsibility. All information in the table is as of December 31, 2006.

--------------------------------------------------------------------------------
Name                          Other Accounts Managed by the Portfolio Manager
--------------------------------------------------------------------------------
Christopher C. Davis          Registered Investment Companies_____
                              Other Pooled Investment Vehicles:  ____
                              Other Accounts_____
--------------------------------------------------------------------------------
Kenneth Charles Feinberg      Registered Investment Companies:  ____
                              Other Pooled Investment Vehicles:  _____
                              Other Accounts:  ______
--------------------------------------------------------------------------------

      The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment weightings that are used in connection with the management of the Core Stock Fund.

      If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis has adopted procedures for allocating portfolio transactions across multiple accounts.

      With respect to securities transactions for the Core Stock Fund, Davis determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Davis may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis may place separate, non-simultaneous, transactions for the Core Stock Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Core Stock Fund or the other account.

      Substantial investment of Davis or Davis family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis does not receive an incentive based fee on any account.

      Christopher Davis' compensation for services provided to Davis consists of a base salary. Kenneth Feinberg's compensation for services provided to Davis consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis' profits, (iii) awards of equity ("Units") in Davis, including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis purchases shares in selected funds managed by Davis. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

      The portfolio managers of Luther King primarily responsible for the day-to-day management of the Small Cap Fund's reinvestments are J. Luther King, Jr. and Steven R. Purvis. In addition, Messrs. King and Purvis manage other accounts on behalf of the Sub-Adviser. The table below indicates the accounts over which each has day-to-day investment responsibility. All information in the table is as of December 31, 2006.

--------------------------------------------------------------------------------
Name                          Other Accounts Managed by the Portfolio Manager
--------------------------------------------------------------------------------
J. Luther King, Jr.
--------------------------------------------------------------------------------
Steven R. Purvis
--------------------------------------------------------------------------------

      The portfolio managers are responsible for managing the Funds and other accounts, including employee benefit plans, pension plans, endowments and high-net worth individuals. These accounts may have investment objectives, strategies and risk profiles that differ from those of the Funds. The portfolio managers make investment decisions for each account based on its policies, practices and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one account and not another account or a Fund, which may affect the performance of that security across accounts. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. Luther King's goal is to meet its fiduciary obligations to treat all clients fairly and provide high quality investment services to all its clients.

      As an investment adviser, Luther King owes a fiduciary duty to its clients and must allocate trades among them in as fair and equitable manner as possible. Each portfolio manager is responsible for selecting investments on behalf of the accounts he or she manages and for insuring that each investment so selected is suitable for each client in light of the client's available cash, investment objectives and restrictions, the permitted investment techniques, tolerance for risk, tax status, portfolio size, and other relevant considerations.

      Luther King has fiduciary responsibilities with respect to all managed portfolios. Consequently, the allocation of securities purchased on behalf of clients is an important matter. Portfolio managers and traders must be alert to the nature of such transactions and avoid any action which might be considered to indicate preferential treatment for any of the clients. Care must be taken to avoid preferential treatment for a portfolio. Thus, Luther King has developed a variety of policies and procedures reasonably designed to mitigate these conflicts.

      As an independent firm, Luther King has full control over its compensation structure. Luther King seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Each member of the professional staff is provided a salary and is eligible to participate in Luther King's profit sharing plan. The majority of compensation is derived from bonuses which are discretionary and based on individual merit as well as success of Luther King in any given year. Criteria for individual bonuses include stock selection, investment performance, and portfolio management. There is no standard formula or method for determining bonuses and the factors considered for bonuses vary by individual.

      The portfolio managers are encouraged to invest in the Funds to align their own personal financial interests with those of shareholders. Senior management of the adviser monitors the percent of each manager's investable, liquid net worth that is committed to the Fund they manage, as well as the percent of their liquid net worth that is invested across all of the Funds. As of December 31, 2006, the Adviser's portfolio managers had an average of __% of their liquid net worth invested in the Funds they manage and __% of their liquid, investable net worth is committed to all of the Funds managed by the Adviser.

      The following table sets forth the dollar range of equity securities beneficially owned by each of the Fund's portfolio managers as of December 31, 2006:

                                     Dollar Range of Equity Securities in
Name of Portfolio Manager*        the Fund Managed by the Portfolio Manager
--------------------------        -----------------------------------------
Chad Horning**                    Value Index Fund: _______

Benjamin Bailey                   Intermediate Income Fund: _______

Delmar King                       Intermediate Income Fund: _______

Gilman C. Gunn, III               International Fund: ____

Christopher Davis                 Core Stock Fund: ____

Keith Feinberg                    Core Stock Fund: ____

* The dollar range of equity securities beneficially owned by J. Luther King, Jr. and Steven R. Purvis is not included because the Small Cap Fund had not commenced operation prior to December 31, 2006.

** The dollar range of equity securities beneficially owned by Chad Horning in respect to the Growth Index Fund is not included because the Growth Index Fund had not commenced operations prior to December 31, 2006.

Portfolio Transactions

      Pursuant to the Investment Advisory Agreement and the Sub-Investment Advisory Agreements, the Adviser or a Sub-Adviser, as appropriate, determines, subject to the general supervision of the Board of Trustees of the Company and in accordance with each Fund's investment objectives and restrictions, which securities are to be purchased and sold by a Fund and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser and the Sub-Advisers, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

      The selection of a broker or dealer to execute portfolio transactions is made by the Adviser or the appropriate Sub-Advisor. In executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction, include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services. Such research services may include full access to the brokerage firms' fundamental, quantitative and strategic research via their websites and frequent e-mails, as well as personal contact with the brokerage firm personnel. Such information may be useful to the Adviser or the Sub-Advisers in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser or the Sub-Advisers in carrying out their obligations to the Funds. In selecting brokers, the Adviser retains the right to impose its ethical investment guidelines.

      For fiscal year ended December 31, 2006, the Adviser and the Sub-Advisers directed Fund brokerage transactions to various brokers for research services provided. The broker, the value of the transactions directed to the broker and commissions paid to the broker for the fiscal year ended December 31, 2006 are as follows:

                           Value of Transactions              Commissions Paid
Broker                      Directed to Broker                   to Broker
------                      ------------------                   ---------





      While the Adviser and the Sub-Advisers generally seeks competitive commissions, the Company may not necessarily pay the lowest commission available on each brokerage transaction, for the reasons discussed above.

      Total brokerage commissions paid for the last three fiscal years are as follows:

                        Fiscal Year Ended       Fiscal Year Ended      Fiscal Year Ended
Fund                    December 31, 2006       December 31, 2005      December 31, 2004
----                    -----------------       -----------------      -----------------

Core Stock Fund                                     $124,523                $ 52,693
International Fund                                  $249,484                $370,268
Value Index Fund                                    $ 16,670                $ 17,314

      No commissions were paid to any affiliate of the Funds, the Adviser or Davis. For the fiscal years ended December 31, 2006, 2005 and 2004, the aggregate dollar amount of brokerage commissions paid by the Funds to Wachovia Securities, which is an affiliate of Evergreen, was $_____, $2,340 and $2,200, respectively.

      Except as permitted by applicable laws, rules and regulations, neither the Adviser nor the Sub-Advisers will, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by or enter into repurchase or reverse repurchase agreements with the Adviser, the Sub-Advisers, the Distributor, or any of their affiliates, and will not give preference to the Adviser's or the Sub-Advisors' affiliates with respect to such transactions, securities, repurchase agreements and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Advisers. Any such other fund, investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and either another Fund of the Company or another investment company or account, the transaction will generally be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser or the Sub-Adviser, as appropriate, believes to be equitable to the Fund(s) and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Fund or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Funds, neither the Adviser nor the Sub-Adviser will inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of the Adviser, the Sub-Advisers or their parents, subsidiaries or affiliates, and, in dealing with its customers, neither the Adviser, the Sub-Advisers, nor their parents, subsidiaries or affiliates will inquire or take into consideration whether securities of such customers are held by the Funds.

Administrator

INTEGRATED INVESTMENT SERVICES, INC.

      The Company has retained Integrated Investment Services, Inc. ("Integrated"), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, to act as its transfer agent. Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Fund, Integrated receives a monthly per account fee from the Company, plus out-of-pocket expenses.

      Integrated also provides accounting and pricing services to the Company. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable Integrated to perform its duties, each Fund pays Integrated a monthly fee based on the Fund's net assets and reimburses Integrated for the cost of external pricing services and other out-of-pocket expenses.

      Integrated also provides administrative services to the Company. In this capacity, Integrated supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Integrated supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. Each Fund pays Integrated a monthly administrative service fee based on its average daily net assets, plus out-of-pocket expenses. For the period from Janurary 1, 2006 through December 31, 2006 and the period from September 26, 2005 through December 31, 2005, Integrated received the following administrative fees:

Administration Fees

                                               Fees Paid During the Period From      Fees Paid During the Period From
                                                    Janurary 1, 2006 through              September 26, 2005 through
Fund*                                                 December 31, 2006                     December 31, 2005
-----                                                 -----------------                     -----------------
Intermediate Income Fund                                                                         $101,209
Core Stock Fund                                                                                  $117,470
International Fund                                                                               $ 18,583
Value Index Fund                                                                                 $ 53,505

* The administration fees for the Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations prior to December 31, 2006.

      Prior to September 26, 2005, BISYS Fund Services ("BISYS") served as administrator to the Funds pursuant to an Administration Agreement dated July 1, 2003. As of July 1, 2003, for it services under the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement (collectively, the "Service Agreements"), and pursuant to an Omnibus Fee Agreement, BISYS received an omnibus fee ("Omnibus Fee") for services provided under the Service Agreements. For each Fund, the Company paid to BISYS an asset-based omnibus fee at an annual rate based upon the average daily net asset value of the Fund, as set forth below:

                                  Up to $500 Million    Above $500 Million in
Fund                                   in Assets                Assets
----                              ------------------    ---------------------
Core Stock                               0.35%                   0.20%
Intermediate Income                      0.30%                   0.15%
International Equity                     0.40%                   0.20%
Value Index                              0.30%                   0.15%

      For any month in which the combined average daily net asset value of all Funds in the aggregate, for the relevant month, was at least $500 million, each Fund's Omnibus Fee would be charged at the "Above $500 million" fee structure.

      Pursuant to the Second Amendment to Omnibus Fee Agreement, dated July 1, 2004, BISYS also received $5,000 per year for providing additional services in connection with the valuation of securities held in the International Fund and $10,000 per year for out-of-pocket expenses that were payable to fair value information vendors for the provision of fair value pricing information to BISYS.

      The total administration fees paid to BISYS for the last three fiscal years are as follows (fees for the period ended December 31, 2004 include fees paid under the Omnibus Fee Agreement for the period July 1, 2003 to December 31, 2004 and fees paid under the Second Amendment to Omnibus Fee Agreement for the International Fund):

                                Fees Paid to BISYS      Fees Paid to BISYS for
                              from January 1, 2005-     The Fiscal Year Ended
Fund                            September 25, 2005        December 31, 2004
----                          ---------------------     ---------------------
Intermediate Income Fund             $317,352                  $321,909
Core Stock Fund                      $486,770                  $617,583
International Fund                   $212,585                  $387,428
Value Index Fund                     $ 53,074                  $ 85,999

Distributor

      IFS Fund Distributors, Inc. (the "Distributor"), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, is the Company's principal underwriter and, as such, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the Funds' shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. Steven T. McCabe is an officer of both the Distributor and the Company.

      The total front-end sales charges and contingent deferred sales charges received and subsequently re-allowed to other parties by the Distributor on behalf of the Funds for the period from January 1, 2006 through December 31, 2006 are as follows*:

                                                           For the Period from
                                                            01/01/06-12/31/06
                                                           -------------------
Intermediate Income Fund
Class A
Front-end Sales Charges Received by IFS Fund Distributors
Front-end Sales Charges Re-allowed to MMA Securities, Inc.
Front-end Sales Charges Re-allowed to other Dealers
Class B
Deferred Sales Charges Received
Deferred Sales Charges Retained

                                                           For the Period from
International Fund                                          01/01/06-12/31/06
------------------                                         -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors
Front-end Sales Charges Re-allowed to MMA Securities, Inc.
Front-end Sales Charges Re-allowed to other Dealers
Class B
Deferred Sales Charges Received
Deferred Sales Charges Retained

                                                           For the Period from
Core Stock Fund                                             01/01/06-12/31/06
---------------                                            -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors
Front-end Sales Charges Re-allowed to MMA Securities, Inc.
Front-end Sales Charges Re-allowed to other Dealers
Class B
Deferred Sales Charges Received
Deferred Sales Charges Retained

                                                           For the Period from
Value Index Fund                                            01/01/06-12/31/06
----------------                                           -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors
Front-end Sales Charges Re-allowed to MMA Securities, Inc.
Front-end Sales Charges Re-allowed to other Dealers
Class B
Deferred Sales Charges Received
Deferred Sales Charges Retained

* The total front-end sales charges and contingent deferred sales charges for the Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations prior to December 31, 2006.

      The total front-end sales charges and contingent deferred sales charges received and subsequently re-allowed to other parties by the Distributor on behalf of the Funds for the period from September 26, 2005 through December 31, 2005 are as follows:

                                                           For the Period from
Intermediate Income Fund                                    09/26/05-12/31/05
------------------------                                   -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors          $15,556
Front-end Sales Charges Re-allowed to MMA Securities, Inc.         $ 1,196
Front-end Sales Charges Re-allowed to other Dealers                $14,360
Class B
Deferred Sales Charges Received                                    $ 3,828
Deferred Sales Charges Retained                                    $     0

                                                           For the Period from
International Fund                                          09/26/05-12/31/05
------------------                                         -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors          $16,576
Front-end Sales Charges Re-allowed to MMA Securities, Inc.         $ 1,991
Front-end Sales Charges Re-allowed to other Dealers                $14,585
Class B
Deferred Sales Charges Received                                    $ 1,514
Deferred Sales Charges Retained                                    $     0

                                                           For the Period from
Core Stock Fund                                             09/26/05-12/31/05
---------------                                            -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors          $27,657
Front-end Sales Charges Re-allowed to MMA Securities, Inc.         $ 3,107
Front-end Sales Charges Re-allowed to other Dealers                $24,550
Class B
Deferred Sales Charges Received                                    $11,786
Deferred Sales Charges Retained                                    $     0

                                                           For the Period from
Value Index Fund                                            09/26/05-12/31/05
----------------                                           -------------------
Class A
Front-end Sales Charges Received by IFS Fund Distributors          $21,933
Front-end Sales Charges Re-allowed to MMA Securities, Inc.         $ 2,454
Front-end Sales Charges Re-allowed to other Dealers                $19,479
Class B
Deferred Sales Charges Received                                    $ 3,397
Deferred Sales Charges Retained                                    $     0

      Prior to September 26, 2005, BISYS served as Distributor for the Funds pursuant to an agreement dated January 3, 1994.

      The total front-end sales charges and contingent deferred sales charges received by BISYS as the distributor for the last three fiscal years are as follows:

Intermediate Income Fund
------------------------

                                                               For the Period         For the Fiscal
                                                                    from                   Year
                                                              01/01/05-09/25/05       Ended 12/31/04
                                                              -----------------       --------------
Class A
Front-end Sales Charges Received                                  $ 72,343               $ 91,866
Front-end Sales Charges Retained                                  $  5,869               $  7,041
Front-end Sales Charges Re-allowed to other Dealers               $ 66,474               $ 84,825
Class B
Deferred Sales Charges Received                                   $ 22,523               $ 15,877
Deferred Sales Charges Retained                                   $      0               $      0


Core Stock Fund
---------------

                                                               For the Period         For the Fiscal
                                                                    from                   Year
                                                              01/01/05-09/25/05       Ended 12/31/04
                                                              -----------------       --------------
Class A
Front-end Sales Charges Received                                  $129,034               $208,332
Front-end Sales Charges Retained                                  $ 14,594               $ 23,636
Front-end Sales Charges Re-allowed to other Dealers               $114,440               $184,696
Class B
Deferred Sales Charges Received                                   $ 43,276               $ 41,942
Deferred Sales Charges Retained                                   $      0               $      0

International Fund
------------------

                                                               For the Period         For the Fiscal
                                                                    from                   Year
                                                              01/01/05-09/25/05       Ended 12/31/04
                                                              -----------------       --------------
Class A
Front-end Sales Charges Received                                  $ 58,500               $ 73,023
Front-end Sales Charges Retained                                  $  6,954               $  8,154
Front-end Sales Charges Re-allowed to other Dealers               $ 51,546               $ 64,869
Class B
Deferred Sales Charges Received                                   $  8,150               $  7,707
Deferred Sales Charges Retained                                   $      0               $      0


Value Index Fund
----------------

                                                               For the Period         For the Fiscal
                                                                    from                   Year
                                                              01/01/05-09/25/05       Ended 12/31/04
                                                              -----------------       --------------
Class A
Front-end Sales Charges Received                                  $ 80,953               $ 98,227
Front-end Sales Charges Retained                                  $  9,522               $ 11,107
Front-end Sales Charges Re-allowed to other Dealers               $ 71,431               $ 87,120
Class B
Deferred Sales Charges Received                                   $  5,804               $  2,104
Deferred Sales Charges Retained                                   $      0               $      0

      As described in the Prospectus, the Company has adopted Distribution Services Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class B Shares offered by the Funds in order to pay for activities primarily intended to result in the sale of a Fund's Class A and Class B Shares. Pursuant to the Plan for Class A Shares, the Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund's assets attributable to Class A Shares, and up to 0.25% of these fees may be used for distribution purposes and up to 0.25% may be used for activities or expenses related to account maintenance or personal service to existing shareholders. Pursuant to the Plan for Class B Shares, the Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund's assets attributable to Class B Shares, and up to 0.75% of these fees may be used for distribution purposes and up to 0.25% may be used for activities or expenses related to account maintenance or personal service to existing shareholders.

      For the fiscal year ended December 31, 2006, each Fund paid or reimbursed the Distributor pursuant to the Plans with respect to Class A and Class B Shares in the following amounts and for the following purposes*:

      Intermediate lncome Fund -- pursuant to the Plan for Class A Shares, $_____ was paid to sales personnel in connection with shareholder services and $_____ was paid to brokers in connection with distribution activities; and pursuant to the Plan for Class B Shares, $_____ was paid to sales personnel in connection with shareholder services and $_____ was paid to brokers in connection with distribution activities.

      Core Stock Fund -- pursuant to the Plan for Class A Shares, $_____was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities; and pursuant to the Plan for Class B Shares, $_____was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities.

      International Fund -- pursuant to the Plan for Class A Shares, $_____was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities; and pursuant to the Plan for Class B Shares, $_____ was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities.

      Value Index Fund -- pursuant to the Plan for Class A Shares, $_____was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities; and pursuant to the Plan for Class B Shares, $_____was paid to sales personnel in connection with shareholder services and $_____was paid to brokers in connection with distribution activities.

      *The reimbursed distribution fees pursuant to the Plans with respect to Class A and Class B Shares for the Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations prior to December 31, 2006.

Custodian

      The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois, serves as custodian (the "Custodian") to the Company pursuant to the Custodian Agreement dated as of December 8, 2003 between the Company and the Custodian (the "Custodian Agreement"). The Custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting income on each Fund's investments. In consideration of such services, each of the Funds pays the Custodian an annual fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses. Rules adopted under the 1940 Act permit the Company to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Pursuant to those rules, the Custodian may enter into subcustodial agreements for the holding of each Fund's foreign securities.

      Unless sooner terminated, the Custodian Agreement will continue in effect until terminated by the Company upon 60-days' advance written notice to the Custodian and by the Custodian upon 90-days' written notice to the Company.

Independent Registered Public Accounting Firm

      ________ with principal offices at 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm for the Funds.

Legal Counsel

      Dechert LLP, 200 Clarendon Street, 27th Floor, Boston, Massachusetts 02116, serves as counsel to the Company.

                             ADDITIONAL INFORMATION

Description of Shares

      The Company was organized on September 30, 1993 as a Delaware business trust. The Company's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $.01 per share (the "Shares"). The Company presently has six separate investment portfolios (or series) of Shares. The Company's Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Company into one or more additional investment portfolios (or series) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as described in the Prospectus. When issued for payment as described in the Prospectus and this SAI, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Company, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Company, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of an independent registered public accounting firm, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Company voting without regard to the Fund.

Vote of a Majority of the Outstanding Shares

      As used in the Prospectus and this SAI, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Proxy Voting Policies and Procedures

      The Funds' proxy voting policies and procedures are included for your reference at Appendix B to this SAI. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available free of charge, upon request, by calling 1-800-9-PRAXIS or visiting the Funds' website at http://www.mmapraxis.com and on the SEC's website at http://www.sec.gov.

Additional Tax Information

      Taxation of theFunds. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income each taxable year.

      As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      If for any taxable year a Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax on its taxable income (with no deduction for distributions to shareholders), and Fund distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's earnings and profits.

      Distributions. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of either the Core Stock Fund's, the International Fund's, the Value Index Fund's, the Growth Index Fund's or the Small Cap Fund's income may consist of dividends paid by U.S. corporations, and, accordingly, a portion of the dividends paid by these Funds may be eligible for the corporate dividends-received deduction. It is also possible that a portion of the income earned by the Intermediate Income Fund may be in the form of dividends from fixed income preferred stock investments. Therefore, a portion of that Fund's income may also be eligible for the corporate dividends-received deduction.

      A portion of the dividends received by individual Shareholders from certain Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

      Distributions of net capital gains, if any, designated as capital gain dividends will generally be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund's Shares, and are not eligible for the dividends-received deduction.

      For federal tax purposes, distributions received from a Fund will be treated as described above whether received in cash or in additional shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

      Original Issue Discount Securities. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

      Options and Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Certain options in which a Fund may invest are "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

      Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      Constructive Sales. Under certain circumstances, a Fund may recognize gain from the constructive sale of an appreciated financial position. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions before the end of the 30th day after the close of the taxable year, if certain conditions are met.

      Municipal Obligations. If a Fund invests in tax-exempt municipal obligations from which it earns tax-exempt interest income, such income will not be tax-exempt in the hands of shareholders. In order to avoid the payment of federal income and excise tax, the Fund may be required to distribute such income to shareholders, to whom it will be taxable.

      Other Investment Companies. It is possible that, by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to each Fund may limit the extent to which each Fund will be able to invest in other investment companies.

      Foreign Currency Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities and certain other instruments denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Passive Foreign Investment Companies. If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      t 6 0 A Fund may be able to make an election, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company, regardless of whether it actually received any distributions from the foreign company. These amounts would be included in the Fund's investment company taxable income and net capital gain, which, to the extent distributed by the Fund as ordinary or capital gain dividends, as the case may be, would not be taxable to the Fund. In order to make this election, the Fund would be required to obtain certain annual information from the foreign investment companies in which it invests, which in many cases may be difficult to obtain. A Fund may make an election with respect to those foreign investment companies which provide the Fund with the required information. Alternatively, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any market-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

      Sale of Shares. Upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, a shareholder generally will realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such Shares.

      In some cases, shareholders of a Fund will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the Shares of the Fund, (2) the Shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires Shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund Shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund Shares.

      Foreign Withholding Taxes. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

      If more than 50% of the value of the International Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Because application of the deduction or credit for foreign taxes paid is subject to numerous limitations and depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

      Backup Withholding. Each Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

      Foreign Shareholders. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. For example, dividends paid by a Fund to a foreign shareholder generally are subject to U.S. withholding tax at a rate of 30% (unless the tax is reduced or eliminated by an applicable treaty). For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a foreign shareholder may, however, be exempt from U.S. withholding tax to the extent attributable to U.S. source interest income and capital gains. Also, for that same three-year period, U.S. estate taxes may not apply to that portion of Shares held by a foreign shareholder that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for U.S. estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "U.S. real property interests," which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to foreign shareholders and will require such shareholders to file U.S. income tax returns. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

      Other Taxation. The Company is organized as a Delaware business trust and, under current law, neither the Company nor any Fund is liable for any income or franchise tax in the State of Delaware, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

      Fund shareholders may be subject to state and local taxes on their Fund distributions. In certain states, Fund distributions that are derived from interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation. Also, in many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Principal Shareholders

      As of _____, no persons or entities owned beneficially or of record 5% or more of any Fund's outstanding shares, except: (1) The Mennonite Foundation, P.O. Box 483, Goshen, Indiana 46527, which owned of record ____% of the Intermediate Income Fund's Class I shares, owned of record ____% of the Core Stock Fund's Class I shares, owned of record ____% of the International Fund's Class I shares and owned of record ____% of the Value Index Fund's Class I shares; (2) Mennonite Retirement Trust, P.O. Box 483, Goshen, Indiana 46527, which owned of record ____% of the Intermediate Income Fund's Class I shares, owned of record ____% of the Core Stock Fund's Class I shares, owned of record ____% of the International Fund's Class I shares and owned of record ____% of the Value Index Fund's Class I shares; (3) MMATCO LLP, 1110 N. Main Street, Goshen, Indiana 46528, which owned of record ____% of the Intermediate Income Fund's Class I shares, owned of record ____% of the Core Stock Fund's Class I shares, owned of record ____% of the International Fund's Class I shares and owned of record ____% of the Value Index Fund's Class I shares; (4) Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, which owned of record ____% of the International Fund's Class A shares, owned of record ____% of the Intermediate Income Fund's Class A shares and owned of record ____% of the Core Stock Fund's Class A shares. The Growth Index Fund and the Small Cap Fund are not included because these Funds had not commenced operations as of ________.

Miscellaneous

      The Funds may include information in their Annual Reports and Semiannual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for a Fund within the Company or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Company officers regarding expected trends and strategies.

      Individual Trustees are elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. The Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request from shareholders owning not less than 10% of the outstanding votes of the Company entitled to vote. At such a meeting, a vote of two-thirds of the outstanding shares of the Company has the power to remove one or more Trustees.

      The Company is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Company.

      The Prospectus and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

      The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI .

                              FINANCIAL STATEMENTS

      Financial Statements for the Funds, including notes thereto, and the report of _______ thereon, dated _____are included in the Funds' Annual Report to Shareholders and incorporated by reference into this SAI. Copies of the Annual Report may be obtained upon request and without charge from the Funds at the address and telephone number provided on the cover of this SAI.

                                   APPENDIX A

Commercial Paper Ratings

      A Standard & Poor's Corporation ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper.

            "A-I" -- Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-l+."

            "A-2" -- Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

            "A-3" -- Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

            "B" -- Issue has only a speculative capacity for timely payment.

            "C" -- Issue has a doubtful capacity for payment.

            "D" -- Issue is in payment default.

      Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

            "Prime-1" -- Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Principal repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" -- Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

            "Prime-3" -- Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" -- Issuer does not fall within any of the Prime rating categories.

      The three rating categories of Duff & Phelps Credit Rating Co. ("Duff & Phelps") for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper.

            "Duff 1+" -- Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

            "Duff 1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

            "Duff 1-" -- Debt possesses high certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

            "Duff-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

            "Duff 3" -- Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

            "Duff 4" -- Debt possesses speculative investment characteristics.

            "Duff 5"-- Issuer has failed to meet scheduled principal and/or interest payments.

      Fitch Investors Service, Inc. ("Fitch") short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

            "F-l+" -- Securities possess exceptionally strong credit quality. Issuers assigned this rating are regarded as having the strongest degree of assurance for timely payment.

            "F-1" -- Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+."

            "F-2" -- Securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-l+" and "F-1" categories.

            "F-3" -- Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes in financial and economic conditions.

            "D" -- Securities are in actual or imminent payment default.

      Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

      Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-banks; non United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

            "TBW-1" -- This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

            "TBW-2" -- This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

            "TBW-3" -- This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

            "TBW-4" -- This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

      IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by 1BCA for short-term debt ratings:

            "A1 + " -- Obligations are supported by the highest capacity for timely repayment.

            "A2" -- Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

            "A3" -- Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

            "B" -- Obligations capacity for timely repayment is susceptible to changes in business, economic, or financial conditions.

            "C" -- Obligations have an inadequate capacity to ensure timely repayment.

            "D" -- Obligations have a high risk of default or are currently in default.

Corporate and Municipal Long-Term Debt Ratings

      The following summarizes the ratings used by S&P for corporate and municipal debt:

            "AAA" -- This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

            "AA" -- Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

            "A" -- Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

            "BBB" -- Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            "BB," "B," "CCC," "CC," and "C" -- Debt that possesses one of these ratings is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            "CI" -- This rating is reserved for income bonds on which no interest is being paid.

            "D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

            "Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

            "A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" -- Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing, "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

            Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some conditions are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
      (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

      Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

      The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

            "AAA" --Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

            "AA" --Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

            "A" --Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

            "BB," "B," "CCC," "DD," and "DP" --Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with divided arrearages.

      To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

      The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

            "AAA" --Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

            "AA" --Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+."

            "A" --Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

            "BBB" --Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

            "BB," "B," "CCC," "C," "DDD," "DD," and "D" --Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

      To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

      IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

            "AAA" --Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and. interest is substantial such that adverse changes. in business, economic or financial conditions are unlikely to increase investment risk significantly.

            "AA" ----Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

            "A" -- Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

            "BBB" -- Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

            "BB," "B," "CCC," "CC," and "C" -- Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

      IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

      Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

            "AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

            "AA" -- This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

            "A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BBB" -- This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BB," "B," "CCC," and "CC" -- These obligations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "PB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

            "D" -- This designation indicates that the long-term debt is in default.

            PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                   APPENDIX B

                             MMA Praxis Mutual Funds

                       Proxy Voting Policy and Procedures

The Board of Trustees of the MMA Praxis Mutual Funds (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Trust's investment portfolios ("Funds"):

Policy

It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to MMA Capital Management (the "Adviser") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight and in accordance with the MMA Proxy Voting Guidelines approved and adopted by the Board.(1) The voting of proxies is an integral part of the investment management services that the Adviser provides pursuant to the advisory contract.(2)

The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these proxy voting policy and procedures and agrees to adhere to the MMA Proxy Voting Guidelines approved and adopted by the Board.

Fiduciary Duty

The right to vote a proxy with respect to portfolio securities held by the Funds is an asset of the Trust. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

Procedures

The following are the procedures adopted by the Board for the administration of this policy:

Review of Adviser Proxy Voting Procedures. The Adviser and respective Sub-Adviser(s) with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Voting Record Reporting. No less than annually, and before August 31 of each year, the Adviser and respective Sub-Adviser(s) shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the year. The first such report shall be due before August 31, 2004. With respect to those proxies that the Adviser or Sub-Adviser have identified as involving a conflict of interest(3), the Adviser or Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

----------
(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

(2) As the Adviser and IFS Fund Distributors, Inc. ("IFS"), the Funds' principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between IFS and the Funds' shareholders from the proxy voting process.

(3) As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which compromises the Adviser's or Sub-Adviser's independence of judgment and action with respect to the voting of the proxy.

Record Keeping. The Adviser and respective Sub-Adviser(s) will create and maintain records of the Trust's proxy voting record for the 12-month periods ended June 30, as required by applicable law.

Revocation

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Annual Filing

The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. The first such report shall be due on or before August 31, 2004.

Disclosures

The Trust shall include in its registration statement:

A description of the procedures used when a vote presents a conflict of interest between shareholders and the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser;(4)

A description of this policy and of the policies and procedures used by the Adviser or by a Sub-Adviser to determine how to vote proxies relating to portfolio securities(5); and

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(6)

The Trust shall include in its Annual and Semi-Annual Reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.(7)

A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(8)

Review of Policy.

The Board shall review periodically this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

----------
(4) This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

(5) This disclosure shall be included in the registration statement next filed on behalf of the Funds after July 1, 2003.

(6) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.

(7) This disclosure shall be included in the report next filed on behalf of the Funds after July 1, 2003.

(8) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.

Web version

MMA Proxy Voting Policy and Guidelines

Executive Summary

MMA and the MMA Praxis Mutual Funds recognize that faith-based, socially responsible investors are seeking an approach to financial decision making that is motivated and informed by their most deeply held convictions. MMA's philosophy of Stewardship Investing holds in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. These dual objectives carry through to our proxy voting activity, after the security selection process is completed. In voting our shares, MMA seeks to address concerns not only about economic returns to shareholders and good corporate governance, but also about the ethical behavior of corporations and the social and environmental impact of their actions.

MMA has, therefore, developed proxy voting guidelines--consistent with the core values of our Stewardship Investing Guidelines--that support with the dual objectives of faith-based, socially responsible shareholders. On matters of social and environment import, the guidelines seek to reflect MMA's deep commitment to holistic stewardship and Christian discipleship, rooted in biblical principles. MMA's stewardship investing values grow out of the 500 year-old Anabaptist faith tradition. Our understanding of this work has been further enhanced by our involvement with the Interfaith Center on Corporate Responsibility, the Social Investment Forum and other leading church shareholders and socially responsible investment organizations. On matters of corporate governance, executive compensation, and corporate structure, MMA guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance, consistent with responsibilities to society as a whole.

Proxy Voting Management, Execution, and Conflicts of Interest

These proxy voting guidelines provide an overview of how MMA intends to vote its proxies in various areas. We note there may be cases in which the final vote at a particular company varies from the voting guidelines due to the fact that we closely examine the merits of each proposal and consider recent and company-specific information in arriving at our decisions. MMA updates its guidelines on an annual basis to take into account new social issues and trends in corporate governance. The guidelines are divided into two main sections: management proposals and shareholder proposals.

MMA contracts with Institutional Shareholder Services' Social Investment Research Service (SIRS) division to vote proxies for MMA accounts on MMA's behalf. SIRS provides MMA with proxy analyses, vote execution services according to MMA's custom guidelines, and quarterly reporting indicating how individual votes have been cast. MMA periodically reviews such recommendations and may override individual recommendations in certain cases. In cases where MMA has determined that it may have a conflict of interest regarding a particular security, we will default to SIRS' recommendations for that meeting.

International Proxy Voting

Although many of the basic governance concepts and social objectives transcend national boundaries, differences in corporate governance standards, shareholder rights, and legal restrictions necessitate a more customized approach to voting in non-U.S. markets. In many countries, the requirements for filing shareholder resolutions are often prohibitive, resulting in a much lower number of shareholder proposals. Differences in compensation practices, board structures, and capital structures necessitate a customized approach to evaluating proposals in different countries. In many cases, shareholder approval is required for resolutions that do not require shareholder approval in the U.S. Mechanisms such as restricted voting rights, share-blocking requirements, and requirements to be represented in person at meetings, make the voting process more complicated. Finally, lower levels of disclosure in non-U.S. markets often make it difficult to apply the same policy that would apply to a U.S. company. Although the following proxy voting guidelines reflect the general principles applied to management and shareholder proposals at both U.S. and non-U.S. companies, we note that specific voting guidelines may vary for non-U.S. companies as a result of differences in market norms.

Management Proposals

1. Director-Related Issues: including director elections, classified boards, cumulative voting, and board size.

      MMA considers director elections to be one of the most important voting decisions that shareholders make. Boards should be comprised of a majority of independent directors and key board committees should be comprised entirely of independent directors. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. MMA will recommend opposing slates of director nominees that are not comprised of a majority of independent directors and withhold votes from non-independent directors who sit on key board committees. In addition, MMA will recommend withholding votes from members of the nominating committee in cases where the board lacks gender or racial diversity. The election of directors who have failed to attend a minimum of 75 percent of board meetings held during the year will be opposed. MMA generally supports requests asking for the separation of the positions of Chairman and CEO, opposes the creation of classified boards, and reviews proposals to change board size and adopt cumulative voting on a case-by-case basis.

2.    Auditors

      Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Furthermore, audit committees have been the subject of a report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees in conjunction with the NYSE and the National Association of Securities Dealers. The Blue Ribbon Commission concluded that audit committees must improve their current level of oversight of independent accountants. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. MMA will recommend voting against the ratification of the auditor in cases where non-audit fees represent more than 25 percent of the total fees paid to the auditor in the previous year.

3. Proxy Contest Defenses / Tender Offer Defenses: including shareholder ability to call a special meeting or act by written consent, poison pills, unequal voting rights, fair price provisions, greenmail, supermajority votes, and director and officer liability and indemnification.

      MMA generally opposes takeover defenses, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers. Further, takeover devices can be used to entrench a board that is unresponsive to shareholders on both governance and corporate social responsibility issues.

4. Miscellaneous Governance Provisions: including confidential voting, adjourn meeting, and bundled proposals.

      MMA evaluates proposals that concern governance issues on a case-by-case basis, taking into account the impact on shareholder rights. MMA believes that good corporate governance can have an impact on a company and its ability to maximize shareholder value.

5. Capital Structures: including increase authorized stock, stock splits and reverse stock splits, blank check preferred stock, debt restructurings, and share repurchase plans.

      MMA supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. MMA supports capital requests that provide companies with adequate financing flexibility while protecting shareholders from excessive dilution of their economic and voting interests. Proposals to increase common stock are evaluated on a case-by-case basis, taking into account the company's past use of share authorizations and comparison with a peer group.

6. Executive and Director Compensation: including stock-based incentive plans, employee stock purchase plans, outside director option plans, and cash and cash & stock based awards.

      As executive pay levels continue to soar, non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Without a doubt, stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Executive and director compensation proposals are evaluated on a case-by-base basis using a binomial pricing model that estimates the cost of a company's stock-based incentive programs. Plan features and any recent controversies surrounding a company's pay practices are also factored into the analysis of compensation proposals. Shareholder proposals calling for additional disclosure on compensation issues are supported, while shareholder proposals calling for changes in a company's compensation policies are reviewed on a case-by-case basis.

7.    Mergers and Corporate Restructurings

      Mergers, acquisitions, spinoffs, reincorporations, and other corporate restructuring plans are evaluated on a case-by-case basis, given the potential for significant impact on shareholder value and on shareholders' economic interest. In addition, these corporate actions can have important effects on community stakeholders and workforce including impact on stakeholders, such as job loss, community lending, equal opportunity, and impact on environment.

8. Mutual Fund Proxies: including election of trustees, investment advisory agreements, and distribution agreements.

      There are a number of proposals that are specific to mutual fund proxies. MMA evaluates these proposals in conjunction with recent trends and best practices at other mutual funds.

Shareholder Proposals

9. Shareholder Proposals on Corporate Governance and Executive Compensation: including shareholder meetings/housekeeping issues, board-related issues, shareholder rights & board accountability issues, compensation issues, and strategic issues.

      Each year shareholders file numerous proposals that address key issues regarding corporate governance and executive compensation. MMA evaluates these proposals from the perspective that good corporate governance can have positive implications for a company and its shareholders. Proposals that seek to improve a board's accountability to its shareholders and other stakeholders are supported. MMA supports initiatives that seek to strengthen the link between executive pay and performance, including performance issues related to corporate social responsibility.

10. Shareholder Proposals on Social and Environmental Proposals: including diversity and workplace issues, codes of conduct, labor standards & human rights, environment and energy, weapons, and consumer issues & public safety.

      Socially responsible shareholder resolutions are receiving a great deal more attention from institutional shareholders today than in the past. In addition to moral and ethical considerations intrinsic to many of these proposals, there is a growing recognition of their potential impact on the economic performance of the company. In general, MMA votes for social and environmental shareholder proposals that create good corporate citizens while enhancing long-term shareholder and stakeholder value. MMA will vote for disclosure reports that seek additional information particularly when it appears companies have not adequately addressed shareholders' social or environmental concerns. We will carefully evaluate proposals that ask the company to cease certain actions that the proponent believes are harmful to society or some segment of society with special attention to the company's legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to address the concern. MMA supports shareholder proposals that improve the company's public image and reduce exposure to legal and financial liabilities.

--------------------------------------------------------------------------------
Proposal Description        SRI Vote Recommendation
--------------------------------------------------------------------------------
Add Women and Minorities    o    Vote for shareholder proposals that ask the
to Board                         company to take steps to nominate more women
                                 and minorities to the board.

                            o Vote for shareholder proposals asking for reports on board diversity.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prepare Report/Promote      o    Vote for shareholder proposals that ask the
EEOC-Related Activities          company to report on its diversity and/or
                                 affirmative action programs.

                            o Vote for shareholder proposals calling for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, and labor policies and practices that effect long-term corporate performance.

                            o Vote for shareholder proposals requesting nondiscrimination in salary, wages and all benefits.

                            o    Vote for shareholder proposals calling for
                                 action on equal employment opportunity and
                                 anti-discrimination.
--------------------------------------------------------------------------------
(i) Report on Progress      o    Vote for shareholder proposals that ask the
Toward Glass Ceiling             company to report on its progress toward the
Commission                       Glass Ceiling Commission's recommendations.
Recommendations
                            o    Vote for shareholder proposals seeking to
                                 eliminate "glass ceiling" for women and
                                 minority employees.
--------------------------------------------------------------------------------
Prohibit Discrimination     o    Vote for shareholder proposals to include
                                 language in EEO statements specifically
                                 barring discrimination.

                            o    Vote for shareholder proposals seeking
                                 reports on a company's initiatives to create a workplace free of discrimination.

                            o    Vote against shareholder proposals that seek
                                 to eliminate protection already afforded to
                                 minority groups.
--------------------------------------------------------------------------------
Report on/Eliminate Use     o    Vote for shareholder proposals seeking more
of Racial Stereotypes in         careful consideration of using racial
Advertising                      stereotypes in advertising campaigns,
                                 including preparation of a report.
--------------------------------------------------------------------------------
Codes of Conduct and        o    Vote for shareholder proposals to implement
Vendor Standards                 human rights standards and workplace codes of
                                 conduct.

                            o Vote for shareholder proposals calling for the implementation and reporting on ILO codes of conduct, SA 8000 Standards, or the Global Sullivan Principles.

                            o Vote for shareholder proposals that call for the adoption of principles or codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Burma, former Soviet Union, and China).

                            o Vote for shareholder proposals that call for independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with codes.

                            o Vote for shareholder proposals that seek publication of a "Code of Conduct" to the company's foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees' wages, benefits, working conditions, freedom of association, and other rights.

                            o    Vote for shareholder proposals seeking
                                 reports on, or the adoption of, vendor
                                 standards including: reporting on incentives to encourage suppliers to raise standards rather than terminate contracts and providing public disclosure of contract supplier reviews on a regular basis.

                            o Vote for shareholder proposals to adopt labor standards for foreign and domestic suppliers to ensure that the company will not do
                                 business with foreign suppliers that
                                 manufacture products for sale in the U.S.
                                 using forced labor, child labor, or that fail to comply with applicable laws protecting employee's wages and working conditions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prepare Report on           o    Vote for shareholder proposals to adopt labor
Operations in                    standards in connection with involvement in
Burma/Myanmar                    Burma.

                            o    Vote for shareholder proposals seeking
                                 reports on Burmese operations and reports on costs of continued involvement in the country.

                            o    Vote shareholder proposals to pull out of
                                 Burma on a case-by-case basis.
--------------------------------------------------------------------------------
Adopt/Report on MacBride    o    Vote for shareholder proposals to report on
Principles                       or to implement the MacBride Principles.
--------------------------------------------------------------------------------
Adopt/Report on China       o    Vote for shareholder proposals requesting
Principles                       more disclosure on a company's involvement in
                                 China

                            o    Vote on a case-by-base basis shareholder
                                 proposals that ask a company to terminate a
                                 project or investment in China.
--------------------------------------------------------------------------------
Prepare Report on           o    Vote for shareholder proposals to prepare
Company Activities               reports on a company's impact on indigenous
Affecting Indigenous             communities.
Peoples' Rights
--------------------------------------------------------------------------------
Environmental/              o    Vote for shareholder proposals seeking
Sustainability Report            greater disclosure on the company's
                                 environmental practices, and/or environmental risks and liabilities.

                            o    Vote for shareholder proposals asking
                                 companies to report in accordance with the
                                 Global Reporting Initiative (GRI).
--------------------------------------------------------------------------------
Prepare Report on Global    o    Vote for shareholder proposals seeking
Warming/Greenhouse Gas           disclosure of liabilities or preparation of a
Emissions                        report pertaining to global warming.

                            o    Vote for shareholder proposals calling for
                                 the reduction of greenhouse gas.
--------------------------------------------------------------------------------
Invest in                   o    Vote for shareholder proposals seeking the
Clean/Renewable Energy           preparation of a report on a company's
                                 activities related to the development of renewable energy sources.

                            o    Vote for shareholder proposals seeking
                                 increased investment in renewable energy
                                 sources unless the terms of the resolution
                                 are overly restrictive.
--------------------------------------------------------------------------------
Drilling in the Arctic      o    Vote for shareholder proposals asking
National Wildlife Refuge         companies to prepare a feasibility report or
                                 to adopt a policy not to mine, drill, or log in environmentally sensitive areas such as ANWR.

                            o    Vote for shareholder proposals seeking to
                                 prohibit or reduce the sale of products
                                 manufactured from materials extracted from
                                 environmentally sensitive areas such as old
                                 growth forests.
--------------------------------------------------------------------------------
Adopt/Implement CERES       o    Vote for shareholder proposals to study or
Principles                       implement the CERES principles.
--------------------------------------------------------------------------------
Phase Out Chlorine-Based    o    Vote for shareholder proposals to prepare a
Chemicals                        report on the phase-out of chorine bleaching
                                 in paper production.

                            o Vote on a case-by-case basis on shareholder proposals asking companies to cease or phase-out the use of chlorine bleaching.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Report/Reduce Toxic         o    Vote for shareholder proposals that seek to
Emissions and Assess             prepare a report on the company's procedures
Community Impact                 for reducing or preventing pollution and/or
                                 the impact of the company's pollution on the surrounding communities.

                            o    Vote for shareholder proposals calling on the
                                 company to establish a plan to reduce toxic
                                 emissions.
--------------------------------------------------------------------------------
Adopt a Comprehensive       o    Vote for shareholder proposals requesting the
Recycling Policy                 preparation of a report on the company's
                                 recycling efforts.

                            o    Vote for shareholder proposals that ask
                                 companies to increase their recycling efforts
                                 or to adopt a formal recycling policy.
--------------------------------------------------------------------------------
Nuclear Energy              o    Vote for shareholder proposals seeking the
                                 preparation of a report on a company's
                                 nuclear energy procedures.

                            o    Vote case-by-case on proposals that ask the
                                 company to cease the production of nuclear
                                 power.
--------------------------------------------------------------------------------
Report on Handgun Safety    o    Vote for shareholder proposals asking the
Initiatives                      company to report on its efforts to promote
                                 handgun safety.

                            o    Vote for shareholder proposals asking the
                                 company to stop the sale of handguns and
                                 accessories.
--------------------------------------------------------------------------------
Prepare Report to           o    Vote for shareholder proposals seeking a
Renounce Future Landmine         report or the renouncement of future landmine
Production                       production.
--------------------------------------------------------------------------------
Prepare Report on Foreign   o    Vote for shareholder proposals to report on
Military Sales                   foreign military sales or offset agreements.

                            o    Vote for shareholder proposals that call for
                                 outright restrictions on foreign military
                                 sales.
--------------------------------------------------------------------------------
Phase-out or Label          o    Abstain on shareholder proposals to label
Products Containing              products that contain genetically engineered
Genetically Engineered           products.
Ingredients

                            o Abstain on shareholder proposals that ask the company to phase out the use of genetically engineered ingredients in their products.

                            o    Abstain on shareholder proposals that ask the
                                 company to report on the use of genetically
                                 engineered organisms in their products.
--------------------------------------------------------------------------------
Tobacco-related Proposals   o    Vote for shareholder proposals seeking to
                                 limit the sale of tobacco products to
                                 children.

                            o    Vote for shareholder proposals asking
                                 producers of tobacco product components (such as filters, adhesives, flavorings, and paper products) to halt sales to tobacco companies.

                            o    Vote for shareholder proposals that ask
                                 restaurants to adopt smoke-free policies.

                            o Vote for shareholder proposals seeking a report on a tobacco company's advertising approach.

                            o Vote for shareholder proposals at insurance companies to cease investment in tobacco companies.

                            o Vote for proposals at producers of cigarette components calling for a report outlining the risks and potential liabilities of the production of these components.

                            o    Vote for proposals calling for tobacco
                                 companies to cease the production of tobacco
                                 products.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Adopt Policy/Report on      o    Vote for shareholder proposals seeking the
Predatory Lending                development of a policy or preparation of a
Practices                        report to guard against predatory lending
                                 practices.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Disclosure on Credit in     o    Vote for shareholder proposals asking for
Developing Countries             disclosure on lending practices in developing
(LDCs) or Forgive LDC Debt       countries, unless the company has
                                 demonstrated a clear proactive record on the issue.

                            o Vote against shareholder proposals asking banks to forgive loans outright.

                            o Vote case-by-case on shareholder proposals asking for loan forgiveness at banks that have failed to make reasonable provisions for non-performing loans.

                            o    Vote for proposals to restructure and extend
                                 the terms of non-performing loans.
--------------------------------------------------------------------------------
Adopt Policy/Report on      o    Vote for shareholder proposals to prepare a
Drug Pricing                     report on drug pricing.

                            o Vote for shareholder proposals to adopt a formal policy on drug pricing.

                            o    Vote for shareholder proposals that call on
                                 companies to develop a policy to provide
                                 affordable HIV, AIDS, TB and Malaria drugs in
                                 third-world nations.
--------------------------------------------------------------------------------
Adult Entertainment         o    Vote for shareholder proposals that seek a
                                 review of the company's involvement with
                                 pornography.
--------------------------------------------------------------------------------
Animal Rights               o    Vote for shareholder proposals that seek to
                                 limit unnecessary animal testing where
                                 alternative testing methods are feasible or not required by law.

                            o    Vote for shareholder proposals that ask
                                 companies to adopt or/and report on company
                                 animal welfare standards.
--------------------------------------------------------------------------------
Disclosure on Plant         o    Vote for shareholder proposals seeking
Closings                         greater disclosure on plant closing criteria
                                 if such information has not been provided by
                                 the company.
--------------------------------------------------------------------------------
Control over Charitable     o    Vote against shareholder proposals giving
Contributions                    criteria or to require shareholder
                                 ratification of grants.
--------------------------------------------------------------------------------
Disclosure on Prior         o    Vote for shareholder proposals calling for
Government Service               the disclosure of prior government service of
                                 the company's key executives.
--------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION

Item 23     Exhibits

      (a)   (1)    Amended and Restated Agreement and Declaration of Trust (2)

            (2)    Certificate of Trust (1)

      (b)   (1)    By-Laws (2)

      (c) Certificates for Shares are not issued. Articles III and V of the Registrant's Declaration of Trust define rights of holders of Shares.

      (d)   (1)   Investment Advisory Agreement (with respect to MMA Praxis
                  Intermediate Income Fund and MMA Praxis Core Stock Fund)(3)

            (2) Investment Advisory Agreement (with respect to MMA Praxis International Fund) (5)

            (3) Sub-Advisory Agreement with Evergreen Investment Management Company, LLC (with respect to MMA Praxis International Fund)
                  (9)

            (4) Investment Advisory Agreement (with respect to MMA Praxis Value Index Fund) (7)

            (5)   Sub-Advisory Agreement with Davis Selected Advisers, L.P. (12)

      (e)   (1)   Distribution Agreement between the Registrant and BISYS Fund
                  Services Limited Partnership (3)

            (2) Schedules A, B, C and D to Distribution Agreement between the Registrant and BISYS Fund Services Limited Partnership (11)

            (3) Distribution Agreement between the Registrant and IFS Fund Distributors, Inc. (12)

      (f)   Not Applicable

      (g) Custody Agreement between the Registrant and The Northern Trust Company (11)

      (h)   (1)   Administration Agreement between the Registrant and BISYS Fund
                  Services Ohio, Inc. (8)

            (2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (8)

            (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (8)

            (4) Omnibus Fee Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (8)

            (5) Fair Value Amendment to Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (10)

            (6) Second Amendment to Omnibus Fee Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (10)

            (7) Compliance Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (11)

            (8) Administration, Accounting Services, Transfer Agency, and Shareholder Services Agreement between the Registrant and Integrated Fund Services, Inc. (12)

            (9) Compliance Services Agreement between the Registrant and Integrated Fund Services, Inc. (12)

            (10) Expense Limitation Agreement between the Registrant and MMA Capital Management (with respect to MMA Praxis Core Stock Fund, MMA Praxis Intermediate Income Fund, MMA Praxis International Fund and MMA Praxis Value Index Fund). (12)

      (i)   Opinion of Dechert (11)

      (j)   Consent of Accountant will be filed by amendment

      (k)   Not Applicable

      (l)   Letters concerning Initial Capital (3)

      (m)   (1)   Distribution Services Plan -- Class A Shares (6)

            (2)   Distribution Services Plan -- Class B Shares (6)

      (n)   Amended Rule 18f-3 Plan (12)

      (o)   Reserved

      (p)   (1) Code of Ethics of the MMA Praxis Mutual Funds (7)

      (p)   (2) Code of Ethics of MMA Capital Management (10)

      (p)   (3) Code of Ethics of Evergreen Investment Management
                Company, LLC (10)

      (p)   (4) Code of Ethics of Davis Selected Advisers L.P. (12)

      (p)   (5) Code of Ethics of IFS Fund Distributors, Inc. (12)

----------

1 Filed in Registrant's initial Registration Statement on September 30, 1993, and incorporated by reference herein.

2 Filed in Pre-Effective Amendment No. 1 to the Registration Statement on December 13, 1993, and incorporated by reference herein.

3 Filed in Pre-Effective Amendment No. 2 to the Registration Statement on December 28, 1993, and incorporated by reference herein.

4 Filed in Post-Effective Amendment No. 1 to the Registration Statement on June 30, 1994, and incorporated by reference herein.

5 Filed in Post-Effective Amendment No. 5 to the Registration Statement on April 1, 1997 and incorporated by reference herein.

6 Filed in Post-Effective Amendment No. 8 to the Registration Statement on March 3, 1999 and incorporated by reference herein.

7 Filed in Post-Effective Amendment No. 13 to the Registration Statement filed on April 30, 2001 and incorporated by reference herein.

8 Filed in Post-Effective Amendment No. 16 to the Registration Statement filed on February 27, 2004 and incorporated by reference herein.

9 Filed in Post-Effective Amendment No. 17 to the Registration Statement filed on April 29, 2004 and incorporated by reference herein.

10. Filed in Post-Effective Amendment No. 18 to the Registration Statement filed on March 1, 2005 and incorporated by reference herein.

11. Filed in Post-Effective Amendment No. 19 to the Registration Statement filed on April 29, 2005 and incorporated by reference herein.

12. Filed in Registrant's Post-Effective Amendment No. 20 to the Registration Statement filed on February 3, 2006, and incorporated by reference herein.

Item 24    Persons Controlled by or Under Common Control with Registrant

            Not applicable.

Item 25     Indemnification

            Reference is made to Article VII of the Registrant's Declaration of Trust (Exhibit (a)(1), and Article VI of the Registrant's By-Laws (Exhibit (b), which are incorporated by reference herein.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26 Business and Other Connections of Investment Adviser and Sub-Adviser and their Officers and Directors

            ADVISER

            The business of the Adviser is summarized under "MANAGEMENT OF THE COMPANY Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement, which summary is incorporated herein by reference. The business or other connections of each director and officer of the Adviser is currently listed in the Adviser's investment adviser registration on Form ADV (File No. 801-36323) and is hereby incorporated herein by reference thereto.

            SUB-ADVISERS

            The Directors and principal executive officers of Wachovia Bank, N.A. are:

            G. Kennedy Thompson, Chairman, Chief Executive Officer and Director Wachovia Corporation and Wachovia Bank, N.A.

            Marc C. Treanor, Executive Vice President, Secretary & General Counsel Wachovia Corporation; Secretary and Executive Vice President, Wachovia Bank, N.A.

            Robert P. Kelly, Senior Executive Vice President and Chief Financial Officer Wachovia Corporation and Wachovia Bank, N.A.

            All of the above persons are located at the following address:
            Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

            The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC. The information required by this item with respect to Tattersall Advisory Group, Inc. and is incorporated by reference to the Form ADV (File No. 801-53633) of Tattersall Advisory Group, Inc.

            The information required by this item with respect to First International Advisors, Inc. and is incorporated by reference to the Form ADV (File No. 801-51089) of Evergreen International Advisory Group, Inc.

            Davis Selected Advisers, L.P. ("DSA") and affiliated companies comprise a financial services organization whose business consists primarily of providing investment management services as the investment adviser and manager for investment companies registered under the Investment Company Act of 1940, unregistered domestic and off-shore investment companies, and as an investment adviser to institutional and individual accounts. DSA also serves as sub-adviser to other investment companies. Affiliated companies include:

            Davis Investments, LLC: the sole general partner of DSA. Controlled by its sole member, Christopher C. Davis.

            Venture Advisers, Inc.: is a corporation whose primary purpose is to hold limited partner units in DSA.

            Davis Selected Advisers NY, Inc.: a wholly-owned subsidiary of DSA, is a federally registered investment adviser which serves as sub-adviser for may of DSA's advisory clients.

            Davis Distributors LLC: a wholly owned subsidiary of DSA, is a registered broker-dealer which serves as primary underwriter of the Davis Funds and Selected Funds.

            Other business of a substantial nature that directors or officers of DSA are or have been engaged in the last two years:

            Andrew A. Davis (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. Director and President or Vice President of each of the Davis Funds and the Selected Funds. President of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

            Christopher C. Davis (7/13/65), 609 Fifth Avenue, New York, NY 10017. Director and Chief Executive Officer, President, and/or Vice President of each of the Davis Funds and the Selected Funds; Director, Chairman and Chief Executive Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA, which are described above. Is an employee of Shelby Cullom Davis & Co., a registered broker/dealer.

            Kenneth C. Eich (8/14/53), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Executive Vice President and Principal Executive Officer of each of the Davis Funds and Selected Funds; Chief Operating Officer of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

            Douglas Haines (3/4/71) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Treasurer Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds and Selected Funds.

            Sharra L. Reed (9/25/66) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President Chief Compliance Officer of each of the Davis Funds and Selected Funds; Vice President of Davis Investments, LLC. Also serves as Chief Compliance Officer for DSA and as a senior officer for several companies affiliated with DSA which are described above.

            Thomas D. Tays (03/07/57) 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Legal Officer and Secretary, Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

            Gary Tyc (05/27/56), 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Vice President, Chief Financial Officer Treasurer, and Assistant Secretary of Davis Investments, LLC. Also serves as a senior officer for several companies affiliated with DSA which are described above.

            Russell O. Wiese (05/18/66) 609 Fifth Avenue, New York, NY 10017. Chief Marketing Officer of Davis Investments, LLC. Also serves as a director and/or senior officer for several companies affiliated with DSA which are described above.

Item 27     Principal Underwriter

(a) IFS Fund Distributors, Inc. ("IFS" or the "Distributor") acts as principal underwriter for the following investment companies:

The Appleton Funds
The Diamond Hill Funds
The Westport Funds
The Caldwell & Orkin Funds, Inc.
The James Advantage Funds
The Navellier Millennium Funds
The Navellier Performance Funds

(b)   Information about Directors and Officers of IFS is as follows:

Name and Address                         Position with Underwriter
------------------            --------------------------------------------------

Roy E. Rogers                 President
Jill T. McGruder              Director
Joseph G. Melcher             Director of Compliance
Terrie A. Wiedenheft          Senior Vice President, Chief Financial Officer
                              and Treasurer
Mark S. Redman                Vice President, Client and Distribution Services
Jeffery G. Rutowski           Vice President
Richard K. Taulbee            Vice President
Rhonda S. Malone              Secretary
James J. Vance                Assistant Treasurer
Timothy D. Speed              Assistant Treasurer

(c)   Not Applicable.

Item 28     Location of Accounts and Records

            The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal executive office at 303 Broadway, Cincinnati, Ohio 45202. Certain records, including records relating to the physical Possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's investment advisors and custodians.

Item 29     Management Services

            Not Applicable.

Item 30     Undertakings

            None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(a) under the 1933 Act and has caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of February, 2007.

                            MMA PRAXIS MUTUAL FUNDS

                            /s/ John L. Liechty
                            John L. Liechty, President

      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 23 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE             DATE
---------                         -----             ----

/s/ John L. Liechty               President         February 14, 2007
John L. Liechty

/s/ Steven T. McCabe              Treasurer         February 14, 2007
Steven T. McCabe
(Principal Financial and
Accounting Officer)

         **                       Chairman          February 14, 2007
---------------------------       and Trustee
Howard L. Brenneman

         *                        Trustee           February 14, 2007
---------------------------
Richard Reimer

         *                        Trustee           February 14, 2007
---------------------------
Karen Klassen Harder

         *                        Trustee           February 14, 2007
---------------------------
Donald E. Showalter

         *                        Trustee           February 14, 2007
---------------------------
Bruce Harder

         *                        Trustee           February 14, 2007
---------------------------
R. Clair Sauder

*By:

     /s/ Anthony Zacharski
     Anthony Zacharski
     Attorney-in-fact
     February 14, 2007

**By:

     /s/ Larry Miller
     Larry Miller
     February 14, 2007

*     Pursuant to Power of Attorney filed herewith.

**    Pursuant to Power of Attorney filed herewith.

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints ANTHONY H. ZACHARSKI and JOSEPH R. FLEMING, and each of them singly, my true and lawful attorney-in-fact for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power to each of them, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorneys-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys-in-fact may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 24th day of January, 2007.

                                                     /s/ RICHARD REIMER
                                                     RICHARD REIMER
                                                     Trustee

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside her name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints ANTHONY H. ZACHARSKI and JOSEPH R. FLEMING, and each of them singly, my true and lawful attorney-in-fact for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power to each of them, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorneys-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys-in-fact may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 22nd day of January, 2007.

                                                     /s/ KAREN KLASSEN HARDER
                                                     KAREN KLASSEN HARDER
                                                     Trustee

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints ANTHONY H. ZACHARSKI and JOSEPH R. FLEMING, and each of them singly, my true and lawful attorney-in-fact for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power to each of them, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorneys-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys-in-fact may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 30th day of January, 2007.

                                                     /s/ DONALD E. SHOWALTER
                                                     DONALD E. SHOWALTER
                                                     Trustee

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints ANTHONY H. ZACHARSKI and JOSEPH R. FLEMING, and each of them singly, my true and lawful attorney-in-fact for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power to each of them, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorneys-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys-in-fact may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 22nd day of January, 2007.

                                                     /s/ BRUCE HARDER
                                                     BRUCE HARDER
                                                     Trustee

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints ANTHONY H. ZACHARSKI and JOSEPH R. FLEMING, and each of them singly, my true and lawful attorney-in-fact for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power to each of them, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorneys-in-fact full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys-in-fact may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 22nd day of January, 2007.

                                                     /s/ R. CLAIR SAUDER
                                                     R. CLAIR SAUDER
                                                     Trustee

KNOW ALL MEN BY THESE PRESENTS:

      WHEREAS, MMA PRAXIS MUTUAL FUNDS, a business trust organized under the laws of the State of Delaware (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

      WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

      NOW, THEREFORE, the undersigned hereby constitutes and appoints LARRY MILLER, my true and lawful attorney for me and in my name, place and stead, with full power of substitution and re-substitution, and with full power, to execute and file in my name in the appropriate capacity, any amendments or supplements to the Trust's registration statement on Form N-1A and any documents or instruments related thereto, hereby giving and granting to said attorney full power and authority to do and perform all and every act and thing whatsoever requisite, necessary or appropriate to be done in and about the premises as fully to all intents and purposes as I might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorney may or shall lawfully do or cause to be done by virtue hereof.

      IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 4th day of February, 2007.

                                                     /s/ HOWARD L. BRENNEMAN
                                                     HOWARD L. BRENNEMAN
                                                     Trustee